UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23859

Advisor Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Russell B. Simon

Advisor Managed Portfolios

2020 East Financial Way, Suite 100

Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7395

Registrant’s telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: September 30, 2024

Item 1. Reports to Stockholders.

(a)

Regan Total Return Income Fund
Investor Class | RCTRX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the Regan Total Return Income Fund for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at https://www.regancapital.com/total-return-income-fund-rctrx/. You can also request this information by contacting us at 888-447-3426.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$155	1.48%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ending September 30, 2024,  the Fund slightly underperformed its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index (“Agg”). The Agg was up +11.57% over this period while the Fund was up +10.59%.
WHAT FACTORS INFLUENCED PERFORMANCE
The last 12 months as a whole have brought strong performance for the majority of fixed income. This is most directly related to falling yields. Across the majority of 2024 so far, the market has anticipated and priced in multiple Federal Reserve rate cuts. This has resulted in lower yields across the entirety of the yield curve, nearly ever tenor from the 2y-10y dropped by almost 100 basis points from 9/30/23 to 9/30/24.
Due to the Fund’s lower effective duration (approx. 1.4 years), we are not surprised that longer duration indices like the Agg have outperformed slightly over the last year as yields have compressed. That said, it’s our opinion that the risks of maintaining a longer duration typically outweigh the rewards of slight outperformance in falling interest rate environments.
POSITIONING
The composition of the Fund’s portfolio has not changed significantly over the last 12 months. The largest change year-over-year was a reduced allocation to Investment Grade 2.0 paper (down from 13.71% of the portfolio to 6.46% as of 9/30/24). These are Non-Agency bonds with investment-grade credit ratings (BBB or higher). While there are still attractive opportunities in this sector, these bonds have already benefitted tremendously from spread tightening and we have found some more attractive opportunities in Agency Floating Rate RMBS that carry a lesser amount of credit risk. Legacy RMBS remain our largest individual allocation as we continue to favor their potential risk-adjusted returns. Please refer to the “What did the Fund Invest In?” section for a full breakdown of the Fund’s holdings.
PERFORMANCE
The Fund performed well throughout the course of the year, although slightly underperformed its benchmark. The benchmark’s significantly longer duration helped its performance bounce back in primarily the final quarter of the fiscal year as interest rates fell and yields compressed.
While interest rates have fallen precipitously over the last 12 months, we’ve yet to see this trickle down into the mortgage market in the form of faster prepayment speeds. Most of our portfolio is purchased at a discount to par (<$100), so we have the potential to benefit if borrowers refinance or sell their home (resulting in the bondholders getting paid back at par). Due to the historically low mortgage rates that were available in the 18-24 months after COVID, many borrowers are finding themselves “stuck” in low-interest rate mortgages that make it difficult to decide to sell or refinance and face the possibility of a new mortgage at a significantly higher rate. While we don’t think that mortgage rates don’t need to return to where they were immediately following COVID for prepayment speeds to normalize, the downward move in rates over the last year has had minimal effect on prepayment speeds across the last year.
Regan Total Return Income Fund	PAGE 1	TSR-AR-00777X587

HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (10/01/2020)
Regan Total Return Income Fund NAV	10.27	6.68
Bloomberg US Aggregate Bond Index	11.57	-1.27
Visit https://www.regancapital.com/total-return-income-fund-rctrx/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$873,940,808
Net Advisory Fee	$6,140,878
Portfolio Turnover	29%
30-Day SEC Yield	6.18%
30-Day SEC Yield Unsubsidized	6.18%
Visit https://www.regancapital.com/total-return-income-fund-rctrx/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  September 30, 2024)
Security Type Breakdown (%)
RMBS - Residential Mortgage-Backed Securities
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.regancapital.com/total-return-income-fund-rctrx/.
Regan Total Return Income Fund	PAGE 2	TSR-AR-00777X587

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Regan Capital documents not be householded, please contact Regan Capital at 888-447-3426, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Regan Capital or your financial intermediary.
Regan Total Return Income Fund	PAGE 3	TSR-AR-00777X587

Regan Total Return Income Fund
Institutional Class | RCIRX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the Regan Total Return Income Fund for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at https://www.regancapital.com/mutual-funds/total-return-income-fund-rcirx/. You can also request this information by contacting us at 888-447-3426.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$130	1.23%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ending September 30, 2024,  the Fund slightly underperformed its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index (“Agg”). The Agg was up +11.57% over this period while the Fund was up +10.59%.
WHAT FACTORS INFLUENCED PERFORMANCE
The last 12 months as a whole have brought strong performance for the majority of fixed income. This is most directly related to falling yields. Across the majority of 2024 so far, the market has anticipated and priced in multiple Federal Reserve rate cuts. This has resulted in lower yields across the entirety of the yield curve, nearly ever tenor from the 2y-10y dropped by almost 100 basis points from 9/30/23 to 9/30/24.
Due to the Fund’s lower effective duration (approx. 1.4 years), we are not surprised that longer duration indices like the Agg have outperformed slightly over the last year as yields have compressed. That said, it’s our opinion that the risks of maintaining a longer duration typically outweigh the rewards of slight outperformance in falling interest rate environments.
POSITIONING
The composition of the Fund’s portfolio has not changed significantly over the last 12 months. The largest change year-over-year was a reduced allocation to Investment Grade 2.0 paper (down from 13.71% of the portfolio to 6.46% as of 9/30/24). These are Non-Agency bonds with investment-grade credit ratings (BBB or higher). While there are still attractive opportunities in this sector, these bonds have already benefitted tremendously from spread tightening and we have found some more attractive opportunities in Agency Floating Rate RMBS that carry a lesser amount of credit risk. Legacy RMBS remain our largest individual allocation as we continue to favor their potential risk-adjusted returns. Please refer to the “What did the Fund Invest In?” section for a full breakdown of the Fund’s holdings.
PERFORMANCE
The Fund performed well throughout the course of the year, although slightly underperformed its benchmark. The benchmark’s significantly longer duration helped its performance bounce back in primarily the final quarter of the fiscal year as interest rates fell and yields compressed.
While interest rates have fallen precipitously over the last 12 months, we’ve yet to see this trickle down into the mortgage market in the form of faster prepayment speeds. Most of our portfolio is purchased at a discount to par (<$100), so we have the potential to benefit if borrowers refinance or sell their home (resulting in the bondholders getting paid back at par). Due to the historically low mortgage rates that were available in the 18-24 months after COVID, many borrowers are finding themselves “stuck” in low-interest rate mortgages that make it difficult to decide to sell or refinance and face the possibility of a new mortgage at a significantly higher rate. While we don’t think that mortgage rates don’t need to return to where they were immediately following COVID for prepayment speeds to normalize, the downward move in rates over the last year has had minimal effect on prepayment speeds across the last year.
Regan Total Return Income Fund	PAGE 1	TSR-AR-00777X579

HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (10/01/2020)
Regan Total Return Income Fund NAV	10.71	6.95
Bloomberg US Aggregate Bond Index	11.57	-1.27
Visit https://www.regancapital.com/mutual-funds/total-return-income-fund-rcirx/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$873,940,808
Net Advisory Fee	$6,140,878
Portfolio Turnover	29%
30-Day SEC Yield	6.43%
30-Day SEC Yield Unsubsidized	6.43%
Visit https://www.regancapital.com/mutual-funds/total-return-income-fund-rcirx/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  September 30, 2024)
Security Type Breakdown (%)
RMBS - Residential Mortgage-Backed Securities
Regan Total Return Income Fund	PAGE 2	TSR-AR-00777X579

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.regancapital.com/mutual-funds/total-return-income-fund-rcirx/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Regan Capital documents not be householded, please contact Regan Capital at 888-447-3426, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Regan Capital or your financial intermediary.
Regan Total Return Income Fund	PAGE 3	TSR-AR-00777X579

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Brian Ferrie is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Regan Total Return Income Fund
	FYE 09/30/2024	FYE 09/30/2023
(a) Audit Fees	$22,000	$19,500
(b) Audit-Related Fees	None	None
(c) Tax Fees	$3,100	$3,100
(d) All Other Fees	None	None

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by principal accountant applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

Regan Total Return Income Fund
	FYE 09/30/2024	FYE 09/30/2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) N/A

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 09/30/2024	FYE 09/30/2023
Registrant	$3,100	$3,100
Registrant’s Investment Adviser	None	None

(h) The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) Not applicable

(j) Not applicable

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.
(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Regan Total Return Income Fund
Financial Statements
September 30, 2024

Regan Total Return Income Fund
Schedule of Investments
September 30, 2024

	Par	Value
NON-AGENCY MORTGAGE-BACKED SECURITIES - 52.6%
ACE Securities Corp.
Series 2006-ASL1, Class A, 5.25% (1 mo. Term SOFR + 0.39%), 02/25/2036	$ 272,095	$ 26,741
Series 2007-D1, Class A4, 6.93%, 02/25/2038(a)(b)	523,744	438,581
Series 2007-HE5, Class A2C, 5.33% (1 mo. Term SOFR + 0.47%), 07/25/2037	6,774,238	2,382,474
Adjustable RateMortgage Trust
Series 2004-2, Class 6A1, 6.03%, 02/25/2035(d)	26,855	25,660
Series 2004-4, Class 3A1, 4.89%, 03/25/2035(d)	25,973	25,535
Series 2005-10, Class 1A1, 6.27%, 01/25/2036(d)	194,875	184,686
Series 2005-6A, Class 2A1, 5.59% (1 mo. Term SOFR + 0.73%), 11/25/2035	76,306	20,935
Series 2005-7, Class 2A21, 4.86%, 10/25/2035(d)	1,109,820	967,031
Series 2005-7, Class 5A1, 4.97%, 10/25/2035(d)	1,955,684	1,429,262
Series 2006-1, Class 1A1, 4.54%, 03/25/2036(d)	61,519	56,096
Aegis Asset Backed Securities Trust, Series 2004-5, Class M2, 6.80% (1 mo. Term SOFR + 1.94%), 12/25/2034(c)	163,288	126,875
AFC Home Equity Loan Trust
Series 1999-3, Class 1A, 6.37% (1 mo. Term SOFR + 1.09%), 09/28/2029(c)	62,468	40,229
Series 2000-1, Class 2A, 6.03% (1 mo. Term SOFR + 0.75%), 03/25/2030	111,433	106,822
Agate Bay Mortgage Trust
Series 2015-4, Class A5, 3.00%, 06/25/2045(a)(d)	298,126	273,572
Series 2015-6, Class A3, 3.50%, 09/25/2045(a)(d)	342,576	318,893
American Home Mortgage Assets LLC
Series 2006-2, Class 1A1, 6.08% (MTA + 0.96%), 09/25/2046	472,663	411,993
Series 2007-3, Class 11A1, 5.39% (1 mo. Term SOFR + 0.53%), 06/25/2037	156,249	143,217
American Home Mortgage Investment Trust
Series 2004-3, Class MH1, 5.08% (1 mo. Term SOFR + 1.01%), 10/25/2034	81,580	77,077
Series 2005-2, Class 5A4C, 5.91%, 09/25/2035(b)	31,588	17,202

	Par	Value
Series 2007-1, Class GA1A, 5.13% (1 mo. Term SOFR + 0.27%), 05/25/2047	$ 4,339,948	$ 3,102,828
Series 2007-1, Class GA1C, 5.16% (1 mo. Term SOFR + 0.30%), 05/25/2047	11,315,287	6,448,749
Series 2007-2, Class 11A1, 5.43% (1 mo. Term SOFR + 0.57%), 03/25/2047	895,437	346,183
Series 2007-2, Class 12A1, 5.51% (1 mo. Term SOFR + 0.65%), 03/25/2037	1,015,624	396,015
Series 2007-A, Class 4A, 5.87% (1 mo. Term SOFR + 1.01%), 07/25/2046(a)	112,649	26,017
Angel Oak Mortgage Trust LLC
Series 2020-R1, Class A1, 0.99%, 04/25/2053(a)(d)	69,683	65,820
Series 2021-2, Class A1, 0.99%, 04/25/2066(a)(d)	533,827	455,743
Series 2021-3, Class A1, 1.07%, 05/25/2066(a)(d)	4,510,745	3,897,691
Series 2021-4, Class A1, 1.04%, 01/20/2065(a)(d)	4,878,199	4,091,019
Series 2021-5, Class A1, 0.95%, 07/25/2066(a)(d)	1,055,543	913,136
Series 2021-8, Class A1, 1.82%, 11/25/2066(a)(d)	1,647,715	1,462,648
Argent Securities Inc., Series 2006-W5, Class A2B, 5.17% (1 mo. Term SOFR + 0.31%), 06/25/2036	305,829	83,336
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-W9, Class M2, 4.10% (1 mo. Term SOFR + 2.14%), 06/26/2034	16,560	18,511
Argent Securities, Inc. Asset-Backed Pass-Through Certificates Series 2003-W7, Series 2006-W4, Class A2D, 5.51% (1 mo. Term SOFR + 0.65%), 05/25/2036	274,442	66,251
ASG Resecuritization Trust
Series 2011-1, Class 2H1, 6.00%, 09/28/2036(a)(d)	3,222,000	1,006,875
Series 2011-2, Class M52, 5.75%, 02/28/2036(a)	699,995	660,991
Asset Backed Funding Certificates, Series 2002-WF2, Class A2, 6.09% (1 mo. Term SOFR + 1.24%), 05/25/2032	9,385	9,376
Banc of America Alternative Loan Trust
Series 2005-10, Class 1CB1, 5.37% (1 mo. Term SOFR + 0.51%), 11/25/2035	480,291	406,878

The accompanying notes are an integral part of these financial statements.

1

Regan Total Return Income Fund
Schedule of Investments
September 30, 2024(Continued)

	Par	Value
NON-AGENCY MORTGAGE-BACKED SECURITIES - (Continued)
Series 2005-11, Class 1CB3, 5.50%, 12/25/2035	$ 213,590	$ 189,115
Series 2005-11, Class 1CB5, 5.50%, 12/25/2035	178,574	158,111
Series 2006-5, Class CB7, 6.00%, 06/25/2046	867,494	752,226
Series 2007-1, Class 1A1, 3.99%, 10/25/2024(d)	288,031	261,721
Series 2007-2, Class 1A1, 5.50%, 06/25/2037	666,504	581,373
Series 2007-2, Class 3A2, 5.33% (1 mo. Term SOFR + 0.47%), 06/25/2037	138,172	97,504
Banc of America Funding Corp.
Series 2005-1, Class 1A6, 5.50%, 02/25/2035	41,156	40,089
Series 2005-3, Class 1A10, 5.25%, 06/25/2035	266,217	241,043
Series 2005-6, Class 1A3, 5.75%, 10/25/2035	1,125,501	930,451
Series 2005-6, Class 1A8, 6.00%, 10/25/2035	322,033	271,746
Series 2005-8, Class 1A1, 5.50%, 01/25/2036	204,910	168,775
Series 2005-B, Class 2A1, 4.84%, 04/20/2035(d)	31,699	28,223
Series 2005-E, Class 8A1, 6.55% (MTA + 1.43%), 06/20/2035	997,354	762,556
Series 2006-7, Class 1A1, 5.42% (1 mo. Term SOFR + 0.56%), 09/25/2036	685,388	513,092
Series 2006-G, Class 3A3, 6.66% (12 mo. Term SOFR + 2.47%), 07/20/2036	9,481	9,414
Series 2007-1, Class 1A3, 6.00%, 01/25/2037(c)	44,746	34,175
Series 2007-2, Class TA1B, 5.81%, 03/25/2037(d)	58,884	54,235
Series 2007-4, Class 3A1, 5.34% (1 mo. Term SOFR + 0.48%), 06/25/2037	158,240	125,464
Series 2007-8, Class 4A1, 6.00%, 08/25/2037	82,818	67,035
Series 2007-C, Class 7A4, 5.52% (1 mo. Term SOFR + 0.55%), 05/20/2047(c)	235,058	192,747
Series 2007-C, Class 7A5, 5.68% (1 mo. Term SOFR + 0.71%), 05/20/2047(c)	349,035	300,170
Series 2009-R14A, Class 2A, 5.50% (-2 x 1 mo. Term SOFR + 14.80%), 07/26/2035(a)(e)	461,789	391,703
Series 2010-R6, Class 3A4, 6.25%, 09/26/2037(a)(d)	583,902	221,388

	Par	Value
Series 2016-R2, Class 1A2, 8.03%, 05/01/2033(a)(d)(f)	$ 1,848,681	$ 1,831,070
Banc of America Funding Corporation, Series 2006-4, Class A11, 6.00%, 07/25/2036	201,068	149,843
Banc of America Mortgage Securities
Series 2003-H, Class 2A2, 7.45%, 09/25/2033(d)	622,104	592,963
Series 2005-E, Class 3A1, 5.78%, 06/25/2035(d)	215,055	206,297
Series 2005-F, Class 2A2, 6.19%, 07/25/2035(d)	177,369	169,253
Series 2007-3, Class 1A1, 6.00%, 09/25/2037	1,816,895	1,487,127
Banc of America Mortgage Securities, Inc.
Series 2005-3, Class 2A3, 5.50%, 03/25/2035	473,694	428,099
Series 2005-8, Class A12, 5.50%, 09/25/2035	959,903	850,938
Series 2005-I, Class 3A1, 4.29%, 10/25/2035(d)	487,741	389,076
Series 2005-J, Class 2A1, 5.06%, 11/25/2035(d)	49,357	43,555
Series 2006-2, Class A2, 6.00% (1 mo. Term SOFR + 6.00%), 07/25/2046	246,756	213,561
Series 2006-2, Class A3, 5.57% (1 mo. Term SOFR + 0.71%), 07/25/2046	760,397	599,769
Series 2007-1, Class 1A4, 6.00%, 03/25/2037	1,040,999	885,829
Series 2007-2, Class A7, 5.50%, 05/25/2037	71,689	54,345
Bank of America NA, Series 2008-R4, Class 1A4, 5.84% (1 mo. Term SOFR + 0.56%), 07/25/2037(a)(c)	276,115	167,050
BankAmerica Manufactured Housing Contract Trust
Series 1997-1, Class B1, 6.94%, 10/10/2024	600,000	83,926
Series 1998-2, Class B1, 7.22%, 12/10/2025(d)	2,177,312	283,021
Bayview Commercial Asset Trust
Series 2006-1A, Class B1, 6.54% (1 mo. Term SOFR + 1.69%), 04/25/2036(a)	667,868	591,733
Series 2006-1A, Class M3, 5.60% (1 mo. Term SOFR + 0.74%), 04/25/2036(a)	368,108	332,744
Series 2006-1A, Class M6, 5.93% (1 mo. Term SOFR + 1.07%), 04/25/2036(a)	600,616	542,742
BCAP LLC Trust
Series 2007-AA4, Class 12A1, 4.31%, 06/25/2047(d)	2,488,230	997,807

The accompanying notes are an integral part of these financial statements.

2

Regan Total Return Income Fund
Schedule of Investments
September 30, 2024(Continued)

	Par	Value
NON-AGENCY MORTGAGE-BACKED SECURITIES - (Continued)
Series 2008-IND2, Class A2, 3.94%, 04/25/2038(d)	$ 894,730	$ 700,147
Series 2011-RR4, Class 7A1, 5.25%, 04/26/2037(a)(c)	1,836,295	1,028,325
Series 2011-RR4, Class 8A1, 5.25%, 02/26/2036(a)(d)	1,226,322	488,835
Series 2011-RR9, Class 6A6, 5.50%, 01/26/2036(a)(c)(d)	3,300,490	1,375,892
Series 2012-RR4, Class 4A7, 4.05%, 02/26/2036(a)(d)	1,975,118	1,124,003
Bear Stearns Adjustable RateMortgage Trust
Series 2004-10, Class 12A5, 4.89%, 01/25/2035(d)	17,158	14,061
Series 2005-12, Class 23A1, 4.80%, 02/25/2036(d)	165,602	152,006
Series 2006-2, Class 3A1, 4.90%, 07/25/2036(d)	374,086	324,839
Series 2006-4, Class 2A1, 4.40%, 10/25/2036(c)(d)	131,087	97,987
Series 2007-2, Class 4A1, 7.66% (1 yr. CMT Rate + 2.20%), 12/25/2046	789,319	698,077
Bear Stearns Alt-A Trust
Series 2005-7, Class 23A1, 4.68%, 09/25/2035(d)	253,746	107,695
Series 2006-7, Class 23A1, 5.01%, 12/25/2046(d)	1,864,092	1,316,707
Bear Stearns Asset Backed Securities Trust
Series 2003-3, Class M1, 6.20% (1 mo. Term SOFR + 1.34%), 06/25/2043	110,430	115,211
Series 2003-AC4, Class A, 5.50%, 09/25/2033(b)	85,422	78,413
Series 2004-HE7, Class M2, 6.69% (1 mo. Term SOFR + 1.84%), 08/25/2034	8,131	7,982
Series 2005-AC6, Class 1A3, 5.50%, 09/25/2035(d)	319,592	306,186
Series 2005-AC8, Class A3, 2.68% (-1 x 1 mo. Term SOFR + 7.54%), 11/25/2035(e)(g)	3,021,378	800,151
Series 2006-AC3, Class 1A1, 5.37% (1 mo. Term SOFR + 0.51%), 05/25/2036	2,795,479	699,809
Series 2007-AC6, Class A1, 6.50%, 10/25/2037	1,378,171	571,398
Series 2007-SD1, Class 1A3A, 6.50%, 10/25/2036	1,402,918	526,689
Series 2007-SD1, Class 22A1, 5.15%, 10/25/2036(d)	828,677	360,467
Bear Stearns Cos. LLC, Series 2008-R2, Class 2A2, 4.32%, 06/25/2047(a)(d)	3,379,857	2,550,706

	Par	Value
Bear Stearns Structured Products, Inc., Series 2007-R6, Class 2A1, 4.21%, 12/26/2046(c)(d)	$ 212,496	$ 150,872
Bella Vista Mortgage Trust, Series 2004-2, Class A1, 5.71% (1 mo. Term SOFR + 0.85%), 02/25/2035	1,257,412	794,791
BINOM Securitization Trust, Series 2021-INV1, Class A1, 2.03%, 06/25/2056(a)(d)	151,342	134,711
Bombardier Capital Mortgage Securitization Corp., Series 2000-A, Class A2, 7.58%, 06/15/2030(d)	3,879,580	347,353
CC Funding Corp./DE
Series 2004-1A, Class A2, 5.30% (1 mo. Term SOFR + 0.44%), 01/25/2035(a)	61,116	58,347
Series 2005-CA, Class A1, 5.18% (1 mo. Term SOFR + 0.32%), 10/25/2046(a)	107,201	108,924
Series 2006-1A, Class A1, 5.12% (1 mo. Term SOFR + 0.26%), 12/25/2046 (a)(c)	388,008	301,094
Series 2006-2A, Class A2, 5.15% (1 mo. Term SOFR + 0.29%), 04/25/2047(a)	458,311	326,494
Series 2006-4A, Class A1, 5.10% (1 mo. Term SOFR + 0.24%), 11/25/2047(a)	808,937	742,088
Series 2006-4A, Class A2, 5.15% (1 mo. Term SOFR + 0.29%), 11/25/2047(a)	57,551	50,151
CDC Mortgage Capital Trust
Series 2002-HE1, Class A, 5.59% (1 mo. Term SOFR + 0.73%), 01/25/2033	2,318	2,310
Series 2004-HE1, Class M1, 5.82% (1 mo. Term SOFR + 0.97%), 06/25/2034	97,685	167,592
Series 2004-HE3, Class M2, 6.51% (1 mo. Term SOFR + 1.91%), 11/25/2034	822,290	788,115
Charlie Mac LLC, Series 2004-1, Class A8, 5.52% (1 mo. Term SOFR + 0.66%), 08/25/2034	28,129	25,681
Chase Funding Mortgage Loan Asset-Backed, Series 2003-5, Class 1M2, 5.64%, 09/25/2032(d)	78,287	70,886
Chase Mortgage Finance Corp.
Series 2004-S2, Class 2A4, 5.50%, 02/25/2034	187,875	185,895
Series 2005-A1, Class 2A4, 4.82%, 12/25/2035(c)(d)	301,014	263,387
Series 2006-S1, Class A5, 6.50%, 05/25/2036	4,053,887	1,905,079

The accompanying notes are an integral part of these financial statements.

3

Regan Total Return Income Fund
Schedule of Investments
September 30, 2024(Continued)

	Par	Value
NON-AGENCY MORTGAGE-BACKED SECURITIES - (Continued)
Series 2006-S2, Class 1A19, 6.25%, 10/25/2036	$ 450,802	$ 182,001
Series 2006-S4, Class A1, 5.62% (1 mo. Term SOFR + 0.76%), 12/25/2036	2,412,348	680,203
Series 2007-A1, Class 11M1, 4.68%, 03/25/2037(d)	98,670	94,342
Series 2007-A3, Class 1A7, 5.34%, 12/25/2037(d)	126,224	107,213
Series 2007-A3, Class 3A1, 5.12%, 12/25/2037(c)(d)	324,257	256,974
Series 2007-S1, Class A1, 5.57% (1 mo. Term SOFR + 0.71%), 02/25/2037	6,455,759	1,855,706
Series 2019-ATR1, Class A11, 5.92% (1 mo. Term SOFR + 1.06%), 04/25/2049(a)	71,885	69,246
Series 2019-ATR1, Class A3, 4.00%, 04/25/2049(a)(d)	178,472	171,553
Series 2019-ATR1, Class B4, 4.40%, 04/25/2049(a)(d)	144,000	105,120
Series 2019-ATR2, Class A11, 5.87% (1 mo. Term SOFR + 1.01%), 07/25/2049(a)	1,116,222	1,062,261
ChaseflexTrust
Series 2005-2, Class 1A1, 6.00%, 06/25/2035	612,776	414,436
Series 2006-1, Class A5, 6.16%, 06/25/2036(c)(d)	40,567	33,346
Series 2007-1, Class 2A6, 6.00%, 02/25/2037	1,878,945	698,367
Series 2007-3, Class 1A2, 5.43% (1 mo. Term SOFR + 0.57%), 07/25/2037	877,732	249,332
Series 2007-M1, Class 1A1, 5.27% (1 mo. Term SOFR + 0.41%), 08/25/2037	296,745	273,804
CIM Trust, Series 2019-INV1, Class A2, 6.39% (30 day avg SOFR US + 1.11%), 02/25/2049(a)	154,462	150,166
Citicorp Mortgage Securities, Inc.
Series 2006-3, Class 1A4, 6.00%, 06/25/2036	1,314,720	1,199,729
Series 2006-4, Class 1A4, 6.00%, 08/25/2036	1,035,059	954,969
Series 2007-5, Class 1A9, 6.00%, 06/25/2037	54,208	48,235
Citigroup Financial Products, Inc.
Series 1997-HUD1, Class A4, 2.64%, 12/25/2030(c)(d)	208,860	99,104
Series 2005-2, Class 1A1, 5.87%, 05/25/2035(d)	205,985	195,544
Series 2005-WF1, Class M2, 6.03%, 11/25/2034(b)(c)	336,556	275,303

	Par	Value
Series 2005-WF2, Class AF6A, 6.13%, 08/25/2035(b)	$ 863,649	$ 789,973
Series 2006-8, Class A1, 5.50% (1 mo. LIBOR US + 0.60%), 10/25/2035 (a)(h)	5,584,578	2,622,538
Series 2022-J1, Class A1, 2.50%, 02/25/2052(a)(d)	854,366	784,833
Citigroup Mortgage Loan Trust Inc., Series 2014-12, Class 2A5, 3.37%, 02/25/2037(a)(d)	2,333,931	1,799,244
Citigroup Mortgage Loan Trust, Inc.
Series 2004-HYB2, Class 2A, 6.24%, 03/25/2034(d)	145,857	131,204
Series 2005-7, Class 2A3A, 4.17%, 09/25/2035(d)	774,845	535,691
Series 2005-9, Class 1A1, 5.23% (1 mo. Term SOFR + 0.37%), 11/25/2035	903,392	758,680
Series 2006-AR1, Class 2A1, 7.86% (1 yr. CMT Rate + 2.40%), 03/25/2036	46,093	45,414
Series 2006-WF1, Class A2C, 4.56%, 03/25/2036(b)	402,201	192,007
Series 2007-10, Class 22AA, 4.97%, 09/25/2037(d)	82,916	73,353
Series 2007-10, Class 2A4A, 7.88%, 09/25/2037(d)	29,905	29,364
Series 2007-2, Class 1A2, 5.32% (1 mo. Term SOFR + 0.46%), 11/25/2036	1,632,820	1,245,110
Series 2007-9, Class 3A1, 6.50%, 06/25/2037(a)	547,353	527,100
Series 2007-AR1, Class A4, 5.39% (1 mo. Term SOFR + 0.53%), 01/25/2037	5,929,947	1,232,324
Series 2007-OPX1, Class A2, 5.17% (1 mo. Term SOFR + 0.31%), 01/25/2037	1,195,037	478,657
Series 2009-8, Class 2A2, 6.10%, 04/25/2037(a)(c)(d)	2,036,974	1,117,789
Citimortgage Alternative Loan Trust
Series 2006-A1, Class 1A5, 5.50%, 04/25/2036	192,585	179,339
Series 2006-A7, Class 1A1, 6.00%, 12/25/2036(d)	413,038	361,889
Series 2006-A7, Class 1A12, 6.00%, 12/25/2036	306,300	270,993
Series 2006-A7, Class 1A9, 5.62% (1 mo. Term SOFR + 0.76%), 12/25/2036	268,664	213,017
Series 2007-A3, Class 1A1, 6.00%, 03/25/2037(d)	550,351	479,113
Series 2007-A5, Class 1A3, 5.47% (1 mo. Term SOFR + 0.61%), 05/25/2037	267,310	215,582
CitiMortgage, Inc., Series 2005-1, Class 1A4, 5.50%, 02/25/2035	19,703	19,099

The accompanying notes are an integral part of these financial statements.

4

Regan Total Return Income Fund
Schedule of Investments
September 30, 2024(Continued)

	Par	Value
NON-AGENCY MORTGAGE-BACKED SECURITIES - (Continued)
COLT Funding LLC
Series 2021-1, Class A1, 0.91%, 06/25/2066(a)(d)	$ 1,086,393	$ 930,123
Series 2021-1R, Class A2, 1.17%, 05/25/2065(a)(d)	2,259,722	1,965,179
Series 2021-2R, Class A1, 0.80%, 07/27/2054(a)	229,023	203,117
Series 2021-4, Class A1, 1.40%, 10/25/2066(a)(d)	798,917	682,984
Series 2021-HX1, Class A1, 1.11%, 10/25/2066(a)(d)	153,498	130,699
Series 2021-RPL1, Class A1, 1.67%, 09/25/2061(a)(d)	1,052,013	956,737
Conseco Finance Securitizations Corp.
Series 1999-6, Class A1, 7.36%, 06/01/2030(a)(d)	8,244,874	2,538,114
Series 2001-2, Class M1, 7.69%, 03/01/2031(d)	907,665	905,397
Series 2002-1, Class M2, 9.55%, 12/01/2033(d)	1,654,322	1,624,798
Conseco Financial Corp.
Series 1996-6, Class B1, 8.00%, 09/15/2027(d)	965,265	959,972
Series 1996-8, Class B1, 7.95%, 11/15/2026(d)	1,133,009	1,144,446
Series 1999-4, Class A7, 7.41%, 05/01/2031	2,195,216	733,241
Series 1999-5, Class A6, 7.50%, 03/01/2030(d)	6,234,105	1,904,142
Conseco, Inc./Old
Series 1995-5, Class B2, 7.65%, 09/15/2026(d)	3,859,471	90,168
Series 1997-7, Class M1, 7.03%, 07/15/2028(d)	397,133	392,865
Series 1998-3, Class M1, 6.86%, 03/01/2030(d)	1,656,817	1,620,718
Countrywide Alternative Loan Trust
Series 2003-J2, Class M, 6.00%, 10/25/2033	156,735	155,932
Series 2004-28CB, Class 2A5, 5.37% (1 mo. Term SOFR + 0.51%), 01/25/2035	110,018	100,585
Series 2004-30CB, Class 2A3, 5.75%, 02/25/2035	1,889,084	1,275,411
Series 2004-33, Class 2M1, 5.08%, 12/25/2034(c)(d)	43,971	34,297
Series 2004-34T1, Class A2, 5.50%, 02/25/2035	268,852	241,113
Series 2005-10CB, Class 1A2, 5.42% (1 mo. Term SOFR + 0.56%), 05/25/2035	911,735	682,437
Series 2005-11CB, Class 3A2, 5.47% (1 mo. Term SOFR + 0.61%), 06/25/2035	805,972	574,814

	Par	Value
Series 2005-17, Class 2A1, 5.45% (1 mo. Term SOFR + 0.59%), 07/25/2035	$ 662,463	$ 516,041
Series 2005-19CB, Class A2, 6.01% (-2 x 1 mo. Term SOFR + 16.69%), 06/25/2035(e)	61,567	53,760
Series 2005-2, Class 2A1, 5.69%, 03/25/2035(d)	98,169	94,744
Series 2005-21CB, Class A7, 5.50%, 06/25/2035	35,650	27,495
Series 2005-24, Class 4A2, 5.68% (1 mo. Term SOFR + 0.71%), 07/20/2035	410,004	285,241
Series 2005-27, Class 1A4, 3.98%, 08/25/2035(d)	420,040	356,527
Series 2005-27, Class 1A5, 4.07%, 08/25/2035(d)	399,191	354,222
Series 2005-27, Class 1A6, 6.20% (1 mo. Term SOFR + 1.34%), 08/25/2035	386,683	291,190
Series 2005-28CB, Class 1A9, 5.50% (1 mo. Term SOFR + 0.66%), 08/25/2035	2,149,573	1,691,528
Series 2005-28CB, Class 3A3, 5.67% (1 mo. Term SOFR + 0.81%), 08/25/2035	2,398,468	770,454
Series 2005-28CB, Class 3A5, 6.00%, 08/25/2035	103,684	41,744
Series 2005-29CB, Class A2, 5.27% (1 mo. Term SOFR + 0.41%), 07/25/2035	616,055	317,090
Series 2005-29CB, Class A4, 5.00%, 07/25/2035	60,265	33,515
Series 2005-49CB, Class A7, 5.50%, 11/25/2035	603,726	398,123
Series 2005-50CB, Class 3A1, 6.00%, 11/25/2035	1,127,906	451,454
Series 2005-51, Class 3A2A, 6.41% (MTA + 1.29%), 11/20/2035	746,128	652,386
Series 2005-53T2, Class 2A6, 5.47% (1 mo. Term SOFR + 0.61%), 11/25/2035	2,673,449	1,425,788
Series 2005-53T2, Class 2A7, 0.53% (-1 x 1 mo. Term SOFR + 5.39%), 11/25/2035(e)(g)	2,673,449	275,985
Series 2005-57CB, Class 3A3, 5.50%, 12/25/2035	357,388	171,364
Series 2005-6CB, Class 1A6, 5.50%, 04/25/2035	252,961	219,386
Series 2005-70CB, Class A4, 5.50%, 12/25/2035	235,465	155,887
Series 2005-76, Class 2A1, 6.12% (MTA + 1.00%), 02/25/2036	21,674	19,378
Series 2005-J10, Class 1A13, 5.50% (1 mo. Term SOFR + 0.81%), 10/25/2035	313,834	188,744

The accompanying notes are an integral part of these financial statements.

5

Regan Total Return Income Fund
Schedule of Investments
September 30, 2024(Continued)

	Par	Value
NON-AGENCY MORTGAGE-BACKED SECURITIES - (Continued)
Series 2005-J7, Class 1A7, 5.50% (1 mo. Term SOFR + 0.81%), 07/25/2035	$ 634,357	$ 272,075
Series 2005-J8, Class 1A5, 5.50%, 07/25/2035	298,221	213,001
Series 2006-14CB, Class A5, 5.67% (1 mo. Term SOFR + 0.81%), 06/25/2036	2,985,148	1,301,214
Series 2006-18CB, Class A11, 5.47% (1 mo. Term SOFR + 0.61%), 07/25/2036	911,167	357,146
Series 2006-18CB, Class A5, 5.32% (1 mo. Term SOFR + 0.46%), 07/25/2036	5,790,633	2,200,894
Series 2006-18CB, Class A7, 5.32% (1 mo. Term SOFR + 0.46%), 07/25/2036	3,528,050	1,340,935
Series 2006-23CB, Class 2A5, 5.37% (1 mo. Term SOFR + 0.51%), 08/25/2036	8,831,401	1,710,393
Series 2006-24CB, Class A22, 6.00%, 08/25/2036	423,913	236,816
Series 2006-24CB, Class A9, 6.00%, 08/25/2036	555,248	310,186
Series 2006-25CB, Class A9, 6.00%, 10/25/2036	996,959	538,939
Series 2006-26CB, Class A20, 5.32% (1 mo. Term SOFR + 0.46%), 09/25/2036	1,525,690	508,494
Series 2006-32CB, Class A16, 5.50%, 11/25/2036	46,150	25,571
Series 2006-32CB, Class A3, 6.00%, 11/25/2036	348,360	206,566
Series 2006-32CB, Class A7, 5.70% (1 mo. Term SOFR + 0.84%), 11/25/2036	1,573,975	711,168
Series 2006-34, Class A5, 6.25%, 11/25/2046	807,609	399,354
Series 2006-39CB, Class 2A1, 5.42% (1 mo. Term SOFR + 0.56%), 01/25/2037	3,972,689	467,812
Series 2006-39CB, Class 2A4, 5.42% (1 mo. Term SOFR + 0.56%), 01/25/2037	2,666,662	314,018
Series 2006-40T1, Class 2A1, 6.00%, 12/25/2036	1,071,318	317,240
Series 2006-40T1, Class 2A4, 6.00%, 12/25/2036	2,183,323	647,288
Series 2006-40T1, Class 2A6, 1.63% (-1 x 1 mo. Term SOFR + 6.49%), 12/25/2036(e)(g)	6,760,978	838,133
Series 2006-41CB, Class 1A7, 6.00%, 01/25/2037	294,057	154,151
Series 2006-41CB, Class 1A9, 6.00%, 01/25/2037	237,457	124,480

	Par	Value
Series 2006-42, Class 1A5, 6.00%, 01/25/2047	$ 483,760	$ 259,676
Series 2006-45T1, Class 2A15, 5.50%, 02/25/2037	2,355,255	1,238,029
Series 2006-46, Class A2, 5.49% (1 mo. Term SOFR + 0.63%), 02/25/2047	6,602,417	2,369,281
Series 2006-6CB, Class 2A1, 5.67% (1 mo. Term SOFR + 0.81%), 05/25/2036	5,314,173	1,497,140
Series 2006-7CB, Class 1A7, 5.67% (1 mo. Term SOFR + 0.81%), 05/25/2036	612,553	258,591
Series 2006-8T1, Class 1A4, 6.00%, 04/25/2036	73,735	35,237
Series 2006-9T1, Class A7, 6.00%, 05/25/2036	1,805,653	728,175
Series 2006-HY13, Class 4A1, 4.71%, 02/25/2037(d)	412,723	361,707
Series 2006-J2, Class A2, 0.53% (-1 x 1 mo. Term SOFR + 5.39%), 04/25/2036(e)(g)	2,119,819	251,040
Series 2006-J5, Class 1A1, 6.50%, 09/25/2036	917,686	488,721
Series 2006-J5, Class 1A5, 6.50%, 09/25/2036	216,276	115,180
Series 2006-OA10, Class 1A1, 6.08% (MTA + 0.96%), 08/25/2046	268,970	238,774
Series 2007-16CB, Class 1A5, 5.37% (1 mo. Term SOFR + 0.51%), 08/25/2037	1,452,049	910,119
Series 2007-16CB, Class 2A2, 13.17% (-8 x 1 mo. Term SOFR + 53.63%), 08/25/2037(e)	714,908	1,111,426
Series 2007-16CB, Class 4A7, 6.00%, 08/25/2037	267,969	200,414
Series 2007-16CB, Class 5A1, 6.25%, 08/25/2037	218,137	107,152
Series 2007-17CB, Class 1A10, 7.04% (-5 x 1 mo. Term SOFR + 29.37%), 08/25/2037(e)	696,325	704,637
Series 2007-18CB, Class 1A6, 9.18% (-6 x 1 mo. Term SOFR + 38.31%), 08/25/2037(e)	384,255	371,286
Series 2007-1T1, Class 2A1, 5.44% (1 mo. Term SOFR + 0.58%), 03/25/2037	3,555,027	1,431,413
Series 2007-22, Class 2A16, 6.50%, 09/25/2037	1,060,540	399,539
Series 2007-23CB, Class A7, 5.37% (1 mo. Term SOFR + 0.51%), 09/25/2037	1,848,457	657,383
Series 2007-24, Class A6, 5.97% (1 mo. Term SOFR + 1.11%), 10/25/2037	215,778	49,679

The accompanying notes are an integral part of these financial statements.

6

Regan Total Return Income Fund
Schedule of Investments
September 30, 2024(Continued)

	Par	Value
NON-AGENCY MORTGAGE-BACKED SECURITIES - (Continued)
Series 2007-24, Class A7, 1.03% (-1 x 1 mo. Term SOFR + 5.89%), 10/25/2037(e)(g)	$ 215,778	$ 25,376
Series 2007-25, Class 1A2, 6.50%, 11/25/2037	1,254,087	582,009
Series 2007-2CB, Class 2A1, 5.57% (1 mo. Term SOFR + 0.71%), 03/25/2037	301,043	124,990
Series 2007-3T1, Class 1A2, 5.47% (1 mo. Term SOFR + 0.61%), 04/25/2037	3,828,614	1,202,748
Series 2007-5CB, Class 1A18, 0.68% (-1 x 1 mo. Term SOFR + 5.54%), 04/25/2037(e)(g)	362,196	46,851
Series 2007-5CB, Class 1A24, 0.00%, 04/25/2037(i)	293,854	13,211
Series 2007-9T1, Class 1A4, 5.47% (1 mo. Term SOFR + 0.61%), 05/25/2037	1,158,021	411,985
Series 2007-9T1, Class 1A5, 0.53% (-1 x 1 mo. Term SOFR + 5.39%), 05/25/2037(e)(g)	1,158,021	122,225
Series 2007-J1, Class 2A6, 5.57% (1 mo. Term SOFR + 0.71%), 03/25/2037	1,815,112	541,566
Series 2007-J1, Class 3A2, 4.08%, 11/25/2036(b)	58,226	53,648
Series 2007-OA2, Class 1A1, 5.96% (MTA + 0.84%), 03/25/2047	276,736	233,321
Series 2007-OH1, Class A1D, 5.18% (1 mo. Term SOFR + 0.32%), 04/25/2047	64,483	54,431
Series 2008-1R, Class 1A1, 5.86% (1 mo. Term SOFR + 0.58%), 08/25/2037	2,068,723	652,168
Series 2008-1R, Class 2A3, 6.00%, 08/25/2037	1,721,708	823,974
Series 2008-2R, Class 4A1, 6.25%, 08/25/2037(d)	1,151,489	563,830
Countrywide Asset-Backed Certificates
Series 2004-BC3, Class M2, 5.87% (1 mo. Term SOFR + 1.01%), 06/25/2034	248,197	246,297
Series 2004-BC3, Class M5, 6.84% (1 mo. Term SOFR + 1.99%), 04/25/2034	616,461	554,174
Series 2005-AB4, Class 2A1, 5.51% (1 mo. Term SOFR + 0.65%), 03/25/2036	277,928	247,524
Series 2006-1, Class AF6, 4.48%, 07/25/2036(d)	24,212	23,848
Series 2006-15, Class A6, 4.32%, 10/25/2046(d)	105,673	106,716

	Par	Value
Countrywide Home Loan Mortgage Pass Through Trust
Series 2003-48, Class 2A3, 7.55%, 10/25/2033(d)	$ 365,618	$ 205,861
Series 2003-53, Class M, 6.14%, 02/19/2034(d)	434,950	404,074
Series 2003-56, Class M, 8.61%, 12/25/2033(c)(d)	11,979	10,182
Series 2004-2, Class 3A1, 6.24%, 03/25/2034(d)	268,648	264,914
Series 2004-29, Class 1A1, 5.51% (1 mo. Term SOFR + 0.65%), 02/25/2035	147,092	137,730
Series 2005-16, Class A2, 5.47% (1 mo. Term SOFR + 0.61%), 09/25/2035	351,240	196,237
Series 2005-17, Class 1A8, 5.50%, 09/25/2035	512,567	500,388
Series 2005-19, Class 2A1, 5.32% (1 mo. Term SOFR + 0.46%), 08/25/2035	330,883	58,811
Series 2005-21, Class A12, 2.88% (-4 x 1 mo. Term SOFR + 21.95%), 10/25/2035(e)	23,284	20,171
Series 2005-25, Class A17, 5.50%, 11/25/2035	394,222	189,815
Series 2005-7, Class 3A2, 3.47%, 03/25/2035(d)	677,199	524,855
Series 2005-HYB8, Class 4A1, 4.54%, 12/20/2035(d)	128,654	112,411
Series 2005-J3, Class 1A3, 6.00% (1 mo. Term SOFR + 1.46%), 09/25/2035	1,293,810	888,116
Series 2005-J3, Class 2A1, 5.32% (1 mo. Term SOFR + 0.46%), 09/25/2035	539,739	456,666
Series 2006-10, Class 1A11, 5.85%, 05/25/2036	168,063	71,366
Series 2006-6, Class A9, 6.00%, 04/25/2036	2,158,252	1,060,407
Series 2006-8, Class 1A1, 6.00%, 05/25/2036	2,251,098	1,414,558
Series 2006-9, Class A17, 5.47% (1 mo. Term SOFR + 0.61%), 05/25/2036	1,081,923	386,710
Series 2006-J4, Class A3, 6.25%, 09/25/2036	128,979	50,168
Series 2006-J4, Class A4, 6.25%, 09/25/2036	102,417	39,836
Series 2006-J4, Class A9, 6.25%, 09/25/2036(c)	59,892	21,202
Series 2007-10, Class A6, 6.00%, 07/25/2037(g)	396,737	87,609
Series 2007-11, Class A12, 6.00%, 08/25/2037	561,036	239,233
Series 2007-18, Class 1A1, 6.00%, 11/25/2037	200,517	90,190

The accompanying notes are an integral part of these financial statements.

7

Regan Total Return Income Fund
Schedule of Investments
September 30, 2024(Continued)

	Par	Value
NON-AGENCY MORTGAGE-BACKED SECURITIES - (Continued)
Series 2007-20, Class A1, 6.50%, 01/25/2038	$ 123,349	$ 60,903
Series 2007-3, Class A14, 5.37% (1 mo. Term SOFR + 0.51%), 04/25/2037	665,331	217,281
Series 2007-3, Class A16, 6.00%, 04/25/2037	511,970	250,627
Series 2007-4, Class 1A1, 6.00%, 05/25/2037	1,609,142	719,921
Series 2007-HY1, Class 1A1, 4.45%, 04/25/2037(d)	990,653	915,411
Series 2007-J2, Class 2A5, 6.00%, 07/25/2037	162,469	56,243
Countrywide Home Loans
Series 2005-15, Class A5, 5.50%, 08/25/2035	457,968	248,851
Series 2005-21, Class A2, 5.50%, 10/25/2035	181,498	103,436
Series 2005-31, Class 2A1, 4.13%, 01/25/2036(d)	194,172	169,916
Series 2007-17, Class 1A1, 6.00%, 10/25/2037	281,760	198,788
Credit Suisse First Boston Mortgage Securities Corp.
Series 2002-9, Class 1A1, 7.00%, 03/25/2032	799,372	715,999
Series 2005-10, Class 10A3, 6.00%, 11/25/2035	379,353	92,524
Series 2005-10, Class 6A7, 5.50%, 11/25/2035	216,381	72,471
Series 2005-10, Class 9A1, 6.00%, 11/25/2035	1,423,262	1,025,284
Series 2005-4, Class 2A4, 5.50%, 06/25/2035	500,309	366,875
Series 2005-9, Class 1A3, 5.25%, 10/25/2035	167,333	153,759
Series 2005-9, Class 3A1, 6.00%, 10/25/2035	3,145,818	967,940
Series 2005-9, Class 4A1, 5.86% (-3 x 1 mo. Term SOFR + 19.21%), 10/25/2035(e)	376,175	383,454
Series 2005-9, Class 5A1, 5.67% (1 mo. Term SOFR + 0.81%), 10/25/2035	558,987	248,865
Credit Suisse Management LLC
Series 2001-28, Class 1A1, 5.62% (1 mo. LIBOR US + 0.65%), 11/25/2031(h)	97,344	53,293
Series 2004-6, Class 4A12, 5.37% (1 mo. Term SOFR + 0.51%), 10/25/2034	102,439	88,562
Series 2005-11, Class 1A1, 6.50%, 12/25/2035	1,125,507	541,275
Series 2005-11, Class 3A5, 5.50%, 12/25/2035	196,932	79,704

	Par	Value
Series 2005-11, Class 8A5, 6.00%, 12/25/2035	$ 149,660	$ 114,139
Series 2005-7, Class 2A2, 5.27% (1 mo. Term SOFR + 0.41%), 08/25/2035	1,020,012	411,562
Series 2005-8, Class 5A1, 5.86% (-3 x 1 mo. Term SOFR + 19.21%), 09/25/2035(e)	950,424	511,911
Credit Suisse Mortgage Capital Certificates
Series 2006-1, Class 1A2, 3.19% (-6 x 1 mo. Term SOFR + 29.90%), 02/25/2036(e)	26,817	27,913
Series 2006-1, Class 5A1, 6.00%, 02/25/2036	38,782	20,323
Series 2006-2, Class 2A3, 6.00%, 03/25/2036	72,895	29,191
Series 2006-2, Class 6A8, 5.75%, 03/25/2036	213,207	113,295
Series 2006-3, Class 1A3, 6.81%, 04/25/2036(b)	9,650,000	518,301
Series 2006-3, Class 1A4B, 6.66%, 04/25/2036(b)	2,537,309	135,860
Series 2006-3, Class 5A7, 6.00%, 04/25/2036	2,193,599	528,901
Series 2006-6, Class 1A12, 6.00%, 07/25/2036	1,804,757	890,737
Series 2006-6, Class 1A4, 6.00%, 07/25/2036	2,485,781	1,226,856
Series 2006-6, Class 2A2, 0.93% (-1 x 1 mo. Term SOFR + 5.79%), 07/25/2036(e)(g)	2,279,865	128,750
Series 2006-6, Class 2A4, 6.50%, 07/25/2036	4,481,093	1,036,803
Series 2006-7, Class 3A12, 6.25%, 08/25/2036	1,387,585	527,816
Series 2007-1, Class 1A6A, 5.86%, 02/25/2037(d)	1,637,977	351,495
Series 2007-1, Class 5A13, 6.00%, 02/25/2037	1,647,146	888,257
Series 2007-1, Class 5A14, 6.00%, 02/25/2037	880,772	474,776
Series 2007-1, Class 5A4, 6.00%, 02/25/2037	489,718	263,960
Series 2007-3, Class 1A2, 5.59%, 04/25/2037(d)	4,015,845	968,980
Series 2007-3, Class 2A10, 6.00%, 04/25/2037	6,275,892	2,045,330
Series 2007-4, Class 2A2, 6.00%, 06/25/2037	98,083	55,279
Series 2007-4R, Class 1A1, 5.40%, 10/26/2036(a)(d)	65,518	57,657
Series 2007-5, Class 3A19, 6.00%, 08/25/2037	197,484	148,856
Series 2013-6, Class 1A1, 2.50%, 07/25/2028(a)(d)	29,073	27,889

The accompanying notes are an integral part of these financial statements.

8

Regan Total Return Income Fund
Schedule of Investments
September 30, 2024(Continued)

	Par	Value
NON-AGENCY MORTGAGE-BACKED SECURITIES - (Continued)
Series 2013-6, Class 2A1, 3.50%, 08/25/2043(a)(d)	$ 554,594	$ 515,454
Series 2014-2R, Class 26A1, 3.00%, 06/27/2037(a)(d)	225,464	222,483
Series 2014-6R, Class 9A1, 2.75%, 12/27/2035(a)(c)(d)	47,599	44,267
Series 2015-1R, Class 6A1, 4.46% (1 mo. Term SOFR + 0.39%), 05/27/2037(a)(c)	111,678	107,524
Series 2015-6R, Class 5A2, 3.66% (1 mo. Term SOFR + 0.29%), 03/27/2036(a)	867,005	675,609
Series 2020-RPL4, Class A1, 2.00%, 01/25/2060(a)(d)	341,959	306,793
Series 2021-NQM2, Class A3, 1.54%, 02/25/2066(a)(d)	165,036	148,249
Series 2021-NQM6, Class A1, 1.17%, 07/25/2066(a)(d)	1,899,216	1,630,313
Series 2021-NQM7, Class A3, 2.06%, 10/25/2066(a)(d)	194,128	169,525
Credit Suisse Mortgage Trust, Series 2006-6, Class 1A8, 6.00%, 07/25/2036	1,208,530	596,470
Credit-Based Asset Servicing and Securitization LLC
Series 2006-CB8, Class A1, 5.25% (1 mo. Term SOFR + 0.39%), 10/25/2036	72,032	65,247
Series 2007-CB4, Class A2C, 3.43%, 04/25/2037(b)	405,000	264,966
Series 2007-RP1, Class A, 5.28% (1 mo. Term SOFR + 0.42%), 05/25/2046(a)	102,477	87,712
CSAB Mortgage BackedTrust
Series 2006-1, Class A3, 5.45% (1 mo. Term SOFR + 0.59%), 06/25/2036	4,862,446	762,321
Series 2006-3, Class A4B, 6.61%, 11/25/2036(b)(c)	273,933	34,379
Series 2007-1, Class 1A1A, 5.90%, 05/25/2037(d)	2,040,223	460,666
CSAB Mortgage-Backed Trust, Series 2007-1, Class 4A1, 5.32% (1 mo. Term SOFR + 0.46%), 05/25/2037	8,190,787	1,105,375
Deutsche ALT-A Securities, Inc.
Series 2005-4, Class A5, 5.50%, 09/25/2035(d)	64,175	57,313
Series 2005-5, Class 1A6, 0.00% (-7 x 1 mo. Term SOFR + 35.09%), 11/25/2035(c)(e)	16,920	17,698
Series 2006-AB3, Class A5B, 6.80%, 07/25/2036(b)	535,832	462,132
Series 2006-AB4, Class A4B, 6.50%, 10/25/2036(b)	437,789	379,959

	Par	Value
Series 2007-AR1, Class A5, 5.45% (1 mo. Term SOFR + 0.59%), 01/25/2047	$ 408,155	$ 337,115
Series 2007-BAR1, Class A4, 5.45% (1 mo. Term SOFR + 0.59%), 03/25/2037	7,517,050	516,539
Deutsche Mortgage Securities, Inc.
Series 2004-1, Class 3A5, 6.16%, 12/25/2033(b)	22,944	22,196
Series 2006-PR1, Class 3A1, 4.83% (-1 x 1 mo. Term SOFR + 11.96%), 04/15/2036(a)(e)	31,772	29,439
Series 2006-PR1, Class 4AF2, 5.56% (1 mo. Term SOFR + 0.46%), 04/15/2036(a)	2,706,071	2,377,549
Series 2006-PR1, Class 5AF1, 5.76% (1 mo. Term SOFR + 0.66%), 04/15/2036(a)	393,239	325,390
Series 2006-PR1, Class 5AI4, 4.83% (-1 x 1 mo. Term SOFR + 11.96%), 04/15/2036(a)(e)	470,508	427,093
Series 2006-PR1, Class 5AS4, 2.56%, 04/15/2036(a)(d)(g)	2,604,289	324,048
Downey Savings & Loan Association Mortgage Loan Trust
Series 2005-AR5, Class 2A1A, 5.74% (1 mo. Term SOFR + 0.77%), 09/19/2045	4,606,019	2,464,675
Series 2006-AR1, Class 2A1A, 6.06% (MTA + 0.94%), 04/19/2046	2,395,362	2,068,313
Series 2006-AR2, Class 2A1A, 5.28% (1 mo. Term SOFR + 0.31%), 10/19/2036	812,122	536,456
Ellington Financial Mortgage Trust
Series 2021-1, Class A1, 0.80%, 02/25/2066(a)(d)	2,222,993	1,928,192
Series 2021-1, Class A3, 1.11%, 02/25/2066(a)(d)	368,853	319,886
First Franklin Mortgage Loan Asset Backed Certificates
Series 2003-FF5, Class M3, 7.44% (1 mo. Term SOFR + 2.59%), 03/25/2034	280,256	261,279
Series 2004-FF5, Class A3C, 5.97% (1 mo. Term SOFR + 1.11%), 08/25/2034	2,133	1,953
First Horizon Alternative Mortgage Securities
Series 2005-AA11, Class 2A1, 4.72%, 01/25/2036(d)	382,000	190,886
Series 2005-FA3, Class 1A2, 5.47% (1 mo. Term SOFR + 0.61%), 05/25/2035	1,752,427	1,022,590
Series 2005-FA6, Class A7, 5.50%, 09/25/2035	777,808	414,599
Series 2006-AA2, Class 2A1, 5.46%, 05/25/2036(d)	305,491	249,124

The accompanying notes are an integral part of these financial statements.

9

Regan Total Return Income Fund
Schedule of Investments
September 30, 2024(Continued)

	Par	Value
NON-AGENCY MORTGAGE-BACKED SECURITIES - (Continued)
Series 2006-AA8, Class 2A1, 5.17%, 02/25/2037(d)	$ 229,536	$ 133,770
Series 2006-FA2, Class 1A3, 6.00%, 05/25/2036	1,875,076	796,570
Series 2006-FA2, Class 1A6, 6.00%, 05/25/2036	796,934	338,553
Series 2006-FA6, Class 2A4, 6.75%, 11/25/2036(c)	110,394	30,888
Series 2006-FA8, Class 1A7, 6.00%, 02/25/2037	970,576	385,474
Series 2006-RE1, Class A1, 5.50%, 05/25/2035(c)(d)	47,288	27,994
Series 2007-FA2, Class 1A5, 5.27% (1 mo. Term SOFR + 0.41%), 04/25/2037	8,624	2,027
Series 2007-FA3, Class A5, 5.57% (1 mo. Term SOFR + 0.71%), 06/25/2037	3,339,624	816,362
First Horizon Asset Securities, Inc.
Series 2005-AR3, Class 2A1, 6.75%, 08/25/2035(d)	175,961	124,055
Series 2007-AR3, Class 2A2, 6.36%, 11/25/2037(d)	59,699	46,233
FirstKey Mortgage Trust, Series 2015-1, Class A3, 3.50%, 03/25/2045(a)(d)	45,883	42,890
Flagstar Mortgage Trust
Series 2018-6RR, Class 2A4, 4.00%, 09/25/2048(a)(d)	195,526	191,674
Series 2018-6RR, Class AM, 4.91%, 10/25/2048(a)(d)	26,299	23,830
Series 2019-1INV, Class A11, 5.50% (1 mo. Term SOFR + 1.06%), 10/25/2049(a)	292,292	281,590
Series 2019-1INV, Class A13, 3.50%, 10/25/2049(a)(d)	25,383	23,251
Series 2020-1INV, Class A11, 5.82% (1 mo. Term SOFR + 0.96%), 03/25/2050(a)	1,444,963	1,364,809
Fremont Home Loan Trust
Series 2004-C, Class M2, 6.02% (1 mo. Term SOFR + 1.16%), 08/25/2034	121,952	106,377
Series 2006-3, Class 1A1, 5.25% (1 mo. Term SOFR + 0.39%), 02/25/2037	54,569	40,817
Series 2006-B, Class 2A2, 5.17% (1 mo. Term SOFR + 0.31%), 08/25/2036	76,260	24,120
Galton Funding Mortgage Trust, Series 2019-2, Class A21, 4.00%, 06/25/2059(a)(d)	55,076	52,357
GCAT
Series 2021-CM2, Class A1, 2.35%, 08/25/2066(a)(d)	271,673	255,657

	Par	Value
Series 2021-NQM1, Class A1, 0.87%, 01/25/2066(a)(d)	$ 712,590	$ 617,547
Series 2021-NQM2, Class A1, 1.04%, 05/25/2066(a)(d)	1,708,112	1,461,607
Series 2021-NQM2, Class A3, 1.50%, 05/25/2066(a)(d)	1,193,721	1,032,856
Series 2021-NQM3, Class A1, 1.09%, 05/25/2066(a)(d)	2,011,837	1,745,444
GMAC Mortgage Corp. Loan Trust
Series 2005-AR4, Class 2A2, 6.79%, 07/19/2035(d)	97,205	74,853
Series 2005-AR6, Class 2A1, 3.64%, 11/19/2035(c)(d)	15,679	10,192
Series 2007-HE3, Class 2A1, 7.00%, 09/25/2037(d)	109,103	106,652
Greenpoint Manufactured Housing
Series 1999-5, Class M2, 9.23%, 12/15/2029(d)	710,393	709,092
Series 2000-3, Class IA, 8.43%, 06/20/2031(d)	6,552,702	2,642,002
Greenpoint Mortgage Funding Trust
Series 2005-AR3, Class 1A1, 5.45% (1 mo. Term SOFR + 0.59%), 08/25/2045	524,338	437,060
Series 2006-AR2, Class 3A2, 5.61% (1 mo. Term SOFR + 0.75%), 03/25/2036	218,425	202,087
GS Mortgage Securities Corp.
Series 2008-2R, Class 1A1, 9.75%, 09/25/2036(a)(d)	183,918	56,880
Series 2008-2R, Class 2A1, 7.50%, 10/25/2036(a)(c)(d)	239,538	27,906
Series 2009-4R, Class 2A3, 5.84% (1 mo. Term SOFR + 0.56%), 12/26/2036(a)	2,900,289	2,049,618
Series 2015-3R, Class 1B, 5.25% (1 mo. Term SOFR + 0.39%), 01/26/2037(a)	681,730	610,831
GSAA Home Equity Trust
Series 2005-14, Class 1A2, 5.67% (1 mo. Term SOFR + 0.81%), 12/25/2035	770,008	343,055
Series 2006-11, Class 2A1, 5.15% (1 mo. Term SOFR + 0.29%), 07/25/2036	483,132	94,580
GSAA Trust
Series 2005-14, Class 2A3, 5.67% (1 mo. Term SOFR + 0.81%), 12/25/2035(c)	284,362	230,902
Series 2006-10, Class AF3, 5.98%, 06/25/2036(d)	1,075,508	266,764
Series 2006-12, Class A1, 5.07% (1 mo. Term SOFR + 0.21%), 08/25/2036	3,221,318	821,772
Series 2006-19, Class A1, 5.15% (1 mo. Term SOFR + 0.29%), 12/25/2036	76,737	20,502

The accompanying notes are an integral part of these financial statements.

10

Regan Total Return Income Fund
Schedule of Investments
September 30, 2024(Continued)

	Par	Value
NON-AGENCY MORTGAGE-BACKED SECURITIES - (Continued)
Series 2006-2, Class 1A2, 5.51% (1 mo. Term SOFR + 0.65%), 12/25/2035	$ 945,747	$ 868,313
Series 2006-7, Class AF2, 5.99%, 03/25/2046(d)	449,907	168,127
Series 2007-10, Class A2A, 6.50%, 11/25/2037	2,121,358	842,294
Series 2007-5, Class 2A1A, 5.21% (1 mo. Term SOFR + 0.35%), 04/25/2047(c)	279,157	236,446
Series 2007-8, Class A3, 5.87% (1 mo. Term SOFR + 1.01%), 08/25/2037	225,353	216,358
GSAMP Trust, Series 2006-S5, Class A2, 6.16%, 09/25/2036(b)	11,804,535	168,114
GSMPS Mortgage Loan Trust
Series 2005-RP1, Class 1AF, 5.32% (1 mo. Term SOFR + 0.46%), 01/25/2035(a)	30,040	25,502
Series 2005-RP3, Class 1AF, 5.32% (1 mo. Term SOFR + 0.46%), 09/25/2035(a)	431,536	363,627
Series 2006-RP1, Class 1AS, 0.00%, 01/25/2036(a)(d)(g)	12,748,639	158,327
GSR Mortgage Loan Trust
Series 2004-2F, Class 1A4, 5.50%, 01/25/2034	23,158	23,297
Series 2005-6F, Class 3A11, 5.27% (1 mo. Term SOFR + 0.41%), 07/25/2035	490,800	380,942
Series 2005-9F, Class 1A6, 5.50%, 12/25/2035	309,156	255,235
Series 2005-AR3, Class 5A1, 6.63%, 05/25/2035(d)	886,110	747,497
Series 2005-AR3, Class 7A1, 3.52%, 05/25/2035(d)	402,592	332,753
Series 2005-AR6, Class B1, 6.03%, 09/25/2035(d)	85,542	74,685
Series 2006-10F, Class 4A1, 5.32% (1 mo. Term SOFR + 0.46%), 01/25/2037	1,668,563	209,022
Series 2006-3F, Class 2A3, 5.75%, 03/25/2036	407,575	362,020
Series 2006-3F, Class 5A1, 5.32% (1 mo. Term SOFR + 0.46%), 03/25/2036	1,329,833	189,127
Series 2006-3F, Class 5A2, 2.18% (-1 x 1 mo. Term SOFR + 7.04%), 03/25/2036(e)(g)	386,183	41,310
Series 2006-4F, Class 4A2, 2.18% (-1 x 1 mo. Term SOFR + 7.04%), 05/25/2036(e)(g)	8,755,404	1,083,787
Series 2006-7F, Class 4A2, 6.50%, 08/25/2036	1,711,944	530,892
Series 2006-AR1, Class 3A1, 4.60%, 01/25/2036(d)	225,725	232,231

	Par	Value
Series 2006-AR2, Class 3A1, 5.95%, 04/25/2036(d)	$ 466,940	$ 281,495
Series 2006-OA1, Class 2A2, 5.49% (1 mo. Term SOFR + 0.63%), 08/25/2046	3,306,688	775,948
Series 2007-AR1, Class 2A1, 4.42%, 03/25/2047(d)	42,978	26,553
Series 2007-OA1, Class 2A3A, 5.28% (1 mo. Term SOFR + 0.42%), 05/25/2037	709,995	399,863
Harborview Mortgage Loan Trust
Series 2004-7, Class 4A, 6.03%, 11/19/2034(d)	609,708	566,309
Series 2004-8, Class 2A3, 5.90% (1 mo. Term SOFR + 0.93%), 11/19/2034	242,822	220,727
Series 2005-13, Class 2A11, 5.64% (1 mo. Term SOFR + 0.67%), 02/19/2036	1,685,635	782,246
Series 2005-14, Class 3A1A, 7.59%, 12/19/2035(d)	28,675	26,928
Series 2005-15, Class 3A11, 7.12% (MTA + 2.00%), 10/20/2045	2,270,094	1,668,654
Series 2006-4, Class 1A2A, 5.46% (1 mo. Term SOFR + 0.49%), 05/19/2046	2,932,316	1,530,239
Series 2006-5, Class 2A1A, 5.44% (1 mo. Term SOFR + 0.47%), 07/19/2046	1,495,300	812,561
Series 2006-6, Class 1A1A, 5.09%, 08/19/2036(d)	433,143	295,824
Series 2006-BU1, Class 2A1B, 5.58% (1 mo. Term SOFR + 0.61%), 02/19/2046	576,614	427,498
Series 2007-2, Class 2A1A, 5.13% (1 mo. Term SOFR + 0.43%), 05/25/2038	3,823,936	3,023,586
Series 2007-4, Class 2A1, 5.30% (1 mo. Term SOFR + 0.55%), 07/19/2047	311,288	292,955
HarborView Mortgage Loan Trust
Series 2005-14, Class 4A1A, 5.19%, 12/19/2035(d)	1,291,818	662,136
Series 2005-16, Class 3A1A, 4.87% (1 mo. Term SOFR + 0.61%), 01/19/2036	1,969,291	1,220,610
Series 2006-8, Class 1A1, 5.82% (1 mo. Term SOFR + 0.51%), 07/21/2036	723,062	352,623
Home Equity Asset Trust
Series 2003-7, Class A2, 5.73% (1 mo. Term SOFR + 0.87%), 03/25/2034(c)	32,585	29,001
Series 2004-8, Class M5, 6.57% (1 mo. Term SOFR + 1.71%), 03/25/2035	735,695	659,639

The accompanying notes are an integral part of these financial statements.

11

Regan Total Return Income Fund
Schedule of Investments
September 30, 2024(Continued)

	Par	Value
NON-AGENCY MORTGAGE-BACKED SECURITIES - (Continued)
Homebanc Mortgage Trust, Series 2005-1, Class A2, 5.59% (1 mo. Term SOFR + 0.73%), 03/25/2035	$ 474,278	$ 363,792
HSBC Asset Loan Obligation
Series 2006-2, Class 1A1, 6.00%, 12/25/2036	283,429	80,524
Series 2006-2, Class 1A7, 5.34% (1 mo. Term SOFR + 0.48%), 12/25/2036	8,295,679	1,606,559
Series 2007-WF1, Class A1, 4.49% (1 mo. Term SOFR + 0.23%), 12/25/2036	1,261,007	369,216
HSI Asset Securitization Corp., Series 2007-HE2, Class 2A1, 5.08% (1 mo. Term SOFR + 0.22%), 04/25/2037	170,328	89,808
Impac CMB Trust
Series 2004-11, Class 2A1, 5.63% (1 mo. Term SOFR + 0.77%), 03/25/2035	67,844	62,738
Series 2004-5, Class 1M2, 5.84% (1 mo. Term SOFR + 0.98%), 10/25/2034	18,958	18,613
Series 2004-6, Class 1A2, 5.75% (1 mo. Term SOFR + 0.89%), 10/25/2034	57,593	57,333
Series 2004-6, Class 2A, 6.06%, 10/25/2034(b)	382,314	433,432
Series 2004-6, Class M2, 5.87% (1 mo. Term SOFR + 1.01%), 10/25/2034	17,681	16,991
Series 2004-6, Class M4, 6.69% (1 mo. Term SOFR + 1.84%), 10/25/2034	11,787	11,366
Series 2005-6, Class 2B1, 7.52% (1 mo. Term SOFR + 2.66%), 10/25/2035	4,339	4,336
Series 2005-7, Class A1, 5.49% (1 mo. Term SOFR + 0.63%), 11/25/2035(c)	15,170	12,879
Series 2005-8, Class 1AM, 5.67% (1 mo. Term SOFR + 0.81%), 02/25/2036	1,007,406	935,121
Impac Secured Assets CMN Owner Trust
Series 2005-2, Class A2D, 5.83% (1 mo. Term SOFR + 0.97%), 03/25/2036	40,435	32,854
Series 2006-2, Class 1A2B, 5.31% (1 mo. Term SOFR + 0.45%), 08/25/2036	1,562,705	1,485,777
Series 2007-3, Class A1A, 5.19% (1 mo. Term SOFR + 0.33%), 09/25/2037	122,408	110,520

	Par	Value
Imperial Fund Mortgage Trust
Series 2021-NQM2, Class A1, 1.07%, 09/25/2056(a)(d)	$ 3,167,017	$ 2,657,670
Series 2021-NQM2, Class A3, 1.52%, 09/25/2056(a)(d)	245,624	208,337
Series 2021-NQM3, Class A1, 1.60%, 11/25/2056(a)(d)	519,805	442,475
Indymac IMJA Mortgage Loan Trust
Series 2007-A1, Class A3, 6.00%, 08/25/2037	2,644,393	1,056,726
Series 2007-A1, Class A7, 6.00%, 08/25/2037	1,372,531	549,372
Indymac IMSC Mortgage Loan Trust, Series 2007-F3, Class 2A1, 6.50%, 09/25/2037	26,508	14,662
Indymac INDA Mortgage Loan Trust
Series 2006-AR2, Class 1A1, 5.06%, 09/25/2036(c)(d)	312,512	178,757
Series 2006-AR2, Class 4A1, 4.66%, 09/25/2036(d)	140,919	128,966
Series 2007-AR1, Class 1A1, 4.01%, 03/25/2037(d)	174,706	134,787
Series 2007-AR1, Class 1A2, 4.01%, 03/25/2037(d)	280,982	217,765
Indymac Index Mortgage Loan Trust
Series 2005-AR11, Class A3, 3.95%, 08/25/2035(d)	32,142	23,569
Series 2005-AR5, Class 4A1, 4.30%, 05/25/2035(d)	212,065	145,866
Series 2006-AR5, Class 2A1, 3.64%, 05/25/2036(d)	1,349,883	1,290,718
Series 2007-AR15, Class 2A1, 3.48%, 08/25/2037(d)	225,909	162,536
IndyMac INDX Mortgage Loan Trust
Series 2006-AR37, Class 1A1, 4.37%, 02/25/2037(d)	52,678	44,222
Series 2007-AR21, Class 1A2, 4.89%, 11/25/2036(d)	220,848	201,928
Indymac Residential Asset Backed Trust
Series 2006-C, Class 2A, 5.23% (1 mo. Term SOFR + 0.37%), 08/25/2036	61,807	59,019
Series 2007-A, Class 1A, 5.19% (1 mo. Term SOFR + 0.33%), 04/25/2037	270,838	207,560
Series 2007-A, Class 2A2, 5.16% (1 mo. Term SOFR + 0.30%), 04/25/2037(c)	140,865	84,167
Series 2007-A, Class 2A4B, 5.42% (1 mo. Term SOFR + 0.56%), 04/25/2037	3,710,580	1,493,435
Investment Capital Access, Inc.
Series 12-1, Class 1M1, 7.63%, 07/28/2033(b)	14,631	14,565
Series 13, Class M1, 7.88%, 12/28/2033 (b)(c)	31,033	29,559

The accompanying notes are an integral part of these financial statements.

12

Regan Total Return Income Fund
Schedule of Investments
September 30, 2024(Continued)

	Par	Value
NON-AGENCY MORTGAGE-BACKED SECURITIES - (Continued)
JP Morgan Alternative Loan Trust
Series 2005-S1, Class 2A11, 6.00%, 12/25/2035	$ 10,884	$ 7,405
Series 2006-A1, Class 2A2, 4.79%, 03/25/2036(d)	2,430,422	1,832,522
Series 2006-A2, Class 2A2, 4.86%, 05/25/2036(d)	1,055,180	645,118
Series 2006-A2, Class 3A1, 4.29%, 05/25/2036(d)	727,010	414,508
Series 2006-A4, Class A8, 4.43%, 09/25/2036(d)	6,735	7,757
Series 2006-A5, Class 1A1, 5.29% (1 mo. Term SOFR + 0.43%), 10/25/2036(c)	181,594	150,269
Series 2006-A6, Class 2A6, 4.65%, 11/25/2036(d)	757,707	631,580
Series 2006-S1, Class 3A5, 5.73%, 03/25/2036(d)	39,411	39,018
Series 2006-S3, Class A5, 6.92%, 08/25/2036(b)	1,064,316	794,409
Series 2006-S3, Class A6, 6.62%, 08/25/2036(b)	145,105	142,477
Series 2007-A2, Class 2A1, 4.84%, 05/25/2037(d)	148,783	132,410
JP Morgan Mortgage Trust
Series 2004-A1, Class 5A1, 6.24%, 02/25/2034(d)	60,661	61,408
Series 2004-A3, Class 1A1, 6.79%, 07/25/2034(d)	98,299	91,337
Series 2005-A1, Class 3A4, 5.48%, 02/25/2035(d)	20,213	19,384
Series 2005-A2, Class 2A1, 3.88%, 04/25/2035(d)	83,536	68,547
Series 2005-A8, Class 1A1, 5.32%, 11/25/2035(d)	996,412	806,157
Series 2005-S3, Class 2A2, 5.50%, 10/25/2024	163,955	139,135
Series 2006-A4, Class 5A1, 4.54%, 06/25/2036(d)	119,694	84,199
Series 2006-A6, Class 3A2, 5.07%, 10/25/2036(d)	372,354	214,115
Series 2006-A7, Class 2A3, 4.44%, 01/25/2037(d)	1,143,929	896,143
Series 2006-S3, Class 1A13, 6.50%, 08/25/2036	626,851	203,306
Series 2007-A1, Class 5A6, 5.70%, 07/25/2035(d)	114,686	112,508
Series 2007-A1, Class B1, 6.15%, 07/25/2035(c)(d)	33,280	20,301
Series 2007-S1, Class 2A22, 5.75%, 03/25/2037	308,823	115,845
Series 2007-S1, Class 2A3, 5.47% (1 mo. Term SOFR + 0.61%), 03/25/2037	149,466	41,944

	Par	Value
Series 2007-S3, Class 1A18, 5.47% (1 mo. Term SOFR + 0.61%), 08/25/2037	$ 856,335	$ 275,198
Series 2013-3, Class A3, 3.34%, 07/25/2043(a)(d)	117,185	109,896
Series 2014-1, Class 1A1A, 4.00%, 01/25/2044(a)(d)	71,030	68,012
Series 2014-IVR6, Class 2A4, 6.63%, 07/25/2044(a)(d)	360	359
Series 2015-4, Class B1, 3.53%, 06/25/2045(a)(d)	45,486	40,255
Series 2016-1, Class A7, 3.50%, 05/25/2046(a)(d)	233,231	215,388
Series 2016-3, Class 1A10, 3.00%, 10/25/2046(a)(d)	790,091	686,715
Series 2016-4, Class A12, 3.00%, 10/25/2046(a)(d)(f)	839,533	702,341
Series 2017-4, Class A3, 3.50%, 11/25/2048(a)(d)	4,540	4,213
Series 2019-1, Class A11, 5.50% (1 mo. Term SOFR + 1.06%), 05/25/2049(a)	1,345,542	1,286,775
Series 2019-7, Class A11, 5.87% (1 mo. Term SOFR + 1.01%), 02/25/2050(a)	199,126	188,761
Series 2019-8, Class A11, 5.82% (1 mo. Term SOFR + 0.96%), 03/25/2050(a)	195,137	185,080
Series 2019-9, Class A11, 5.87% (1 mo. Term SOFR + 1.01%), 05/25/2050(a)	1,776,689	1,705,758
Series 2019-INV1, Class A11, 5.92% (1 mo. Term SOFR + 1.06%), 10/25/2049(a)	1,409,951	1,354,386
Series 2019-INV3, Class A11, 5.97% (1 mo. Term SOFR + 1.11%), 05/25/2050(a)	888,979	849,773
Series 2020-2, Class A7A, 3.00%, 07/25/2050(a)(d)	1,002,935	884,459
Series 2020-5, Class A11, 6.39% (1 mo. Term SOFR + 1.11%), 12/25/2050(a)	363,085	346,245
Series 2020-8, Class A11, 6.25% (30 day avg SOFR US + 0.90%), 03/25/2051 (a)	659,973	621,466
Series 2020-INV1, Class A11, 5.80% (1 mo. Term SOFR + 0.94%), 08/25/2050(a)	4,489	4,244
Series 2021-3, Class A4, 2.50%, 07/25/2051(a)(d)	72,154	65,193
Series 2021-6, Class A4, 2.50%, 10/25/2051(a)(d)	402,405	360,268
Series 2022-1, Class A4, 2.50%, 07/25/2052(a)(d)	1,342,172	1,193,957
JP Morgan Reremic, Series 2014-1, Class 3A1, 3.00%, 05/26/2037(a)	483,199	464,839

The accompanying notes are an integral part of these financial statements.

13

Regan Total Return Income Fund
Schedule of Investments
September 30, 2024(Continued)

	Par	Value
NON-AGENCY MORTGAGE-BACKED SECURITIES - (Continued)
Lehman Mortgage Trust
Series 2005-2, Class 3A5, 5.50%, 12/25/2035	$ 1,206,561	$ 643,718
Series 2005-2, Class AX, 5.50%, 12/25/2035(g)	320,299	56,853
Series 2005-3, Class 3A1, 6.00%, 01/25/2036	5,405,781	1,248,920
Series 2006-1, Class 3A5, 5.50%, 02/25/2036	2,217,524	1,627,838
Series 2006-2, Class 1A1, 5.76%, 04/25/2036(d)	156,148	99,608
Series 2006-3, Class 1A10, 6.00%, 07/25/2036	1,267,246	639,803
Series 2006-6, Class 1A1, 5.47% (1 mo. Term SOFR + 0.61%), 10/25/2036	3,404,847	923,676
Series 2006-7, Class 1A8, 5.15% (1 mo. Term SOFR + 0.29%), 11/25/2036	2,471,106	1,036,636
Series 2006-7, Class 2A2, 5.42% (1 mo. Term SOFR + 0.56%), 11/25/2036	6,449,472	1,402,714
Series 2006-7, Class 2A5, 1.58% (-1 x 1 mo. Term SOFR + 6.44%), 11/25/2036(e)(g)	7,916,874	895,620
Series 2006-7, Class 3A1, 5.32% (1 mo. Term SOFR + 0.46%), 11/25/2036	10,770,865	1,233,504
Series 2006-9, Class 1A2, 5.57% (1 mo. Term SOFR + 0.71%), 01/25/2037	1,154,655	600,283
Series 2007-1, Class 2A3, 1.66% (-1 x 1 mo. Term SOFR + 6.52%), 02/25/2037(e)(g)	8,550,109	860,878
Series 2007-2, Class 1A1, 5.75%, 02/25/2037	1,037,580	702,045
Series 2007-3, Class 1A2, 1.73% (-1 x 1 mo. Term SOFR + 6.59%), 03/25/2037(c)(e)(g)	1,385,040	189,473
Series 2007-4, Class 2A3, 5.30% (1 mo. Term SOFR + 0.44%), 05/25/2037	5,492,474	1,043,255
Series 2007-5, Class 1A3, 5.75%, 06/25/2037	392,509	366,118
Series 2007-6, Class 1A7, 6.00%, 07/25/2037	269,497	245,223
Series 2007-7, Class 1A1, 5.47% (1 mo. Term SOFR + 0.61%), 08/25/2037	2,156,849	975,739
Series 2008-2, Class 1A1, 6.00%, 03/25/2038	306,332	88,429
Series 2008-3, Class A1, 5.34% (1 mo. Term SOFR + 0.48%), 02/25/2037	26,548,871	5,903,103

	Par	Value
Series 2008-4, Class A1, 5.35% (1 mo. Term SOFR + 0.49%), 01/25/2037	$ 7,834,257	$ 2,232,560
Lehman XS Trust
Series 2005-10, Class 1A1, 5.49% (1 mo. Term SOFR + 0.63%), 01/25/2036	955,197	796,452
Series 2006-10N, Class 2A1, 5.21% (1 mo. Term SOFR + 0.35%), 05/25/2046(c)	177,919	158,918
Series 2006-12N, Class A31A, 5.37% (1 mo. Term SOFR + 0.51%), 08/25/2046(c)	62,863	59,091
Series 2007-10H, Class 2A2, 7.50%, 07/25/2037	390,023	369,100
Series 2007-15N, Class 2A1, 5.47% (1 mo. Term SOFR + 0.61%), 08/25/2037	28,042	26,973
Series 2007-15N, Class 4A1, 5.87% (1 mo. Term SOFR + 1.01%), 08/25/2047	385,178	316,846
Series 2007-3, Class 1BA1, 5.29% (1 mo. Term SOFR + 0.43%), 03/25/2037	337,697	310,833
Series 2007-3, Class 1BA2, 5.63% (6 mo. Term SOFR + 0.93%), 03/25/2037	295,517	276,502
Series 2007-6, Class 1A1, 6.38% (6 mo. Term SOFR + 1.68%), 05/25/2037	492,709	396,182
Long Beach Mortgage Loan Trust
Series 2004-2, Class A1, 5.41% (1 mo. Term SOFR + 0.55%), 06/25/2034	558,871	551,959
Series 2006-A, Class A1, 5.15% (1 mo. Term SOFR + 0.29%), 05/25/2036	975,479	19,455
Luminent Mortgage Trust, Series 2006-3, Class 12A1, 5.39% (1 mo. Term SOFR + 0.53%), 05/25/2036	103,307	92,031
Master Resecuritization Trust, Series 2008-1, Class A1, 6.00%, 09/27/2037(a)(c)(d)	443,154	294,143
Mastr Adjustable RateMortgages Trust
Series 2004-4, Class 2A3, 5.72%, 05/25/2034(d)	186,262	175,206
Series 2005-6, Class 5A1, 3.50%, 07/25/2035(d)	155,205	138,306
Series 2005-6, Class 7A1, 7.19%, 06/25/2035(d)	89,875	82,173
Series 2006-2, Class 2A1, 6.75%, 04/25/2036(d)	57,792	29,190
MASTR Adjustable RateMortgages Trust
Series 2005-7, Class 3A1, 3.84%, 09/25/2035(d)	356,199	214,668

The accompanying notes are an integral part of these financial statements.

14

Regan Total Return Income Fund
Schedule of Investments
September 30, 2024(Continued)

	Par	Value
NON-AGENCY MORTGAGE-BACKED SECURITIES - (Continued)
Series 2006-OA1, Class 1A1, 5.18% (1 mo. Term SOFR + 0.32%), 04/25/2046	$ 223,811	$ 198,103
MASTR Alternative Loans Trust
Series 2004-13, Class 10A3, 5.75%, 01/25/2035	449,627	388,288
Series 2004-4, Class 1A1, 5.50%, 05/25/2034	19,625	19,012
Series 2005-4, Class 5A1, 6.00%, 05/25/2035	586,758	520,684
Series 2005-5, Class 3A1, 5.75%, 08/25/2035	3,727,813	1,787,921
Series 2005-6, Class 2A1, 5.42% (1 mo. Term SOFR + 0.56%), 12/25/2035	3,483,755	573,981
Series 2006-1, Class A2, 5.67% (1 mo. Term SOFR + 0.81%), 02/25/2036	1,895,372	636,245
Series 2006-2, Class 2A1, 5.37% (1 mo. Term SOFR + 0.51%), 03/25/2036	239,967	23,124
Series 2006-3, Class 2A2, 6.75%, 07/25/2036	1,065,127	382,668
Series 2007-1, Class 2A15, 5.34% (1 mo. Term SOFR + 0.48%), 10/25/2036	2,587,145	531,807
Series 2007-1, Class 2A7, 6.00%, 10/25/2036	983,519	297,117
Series 2007-HF1, Class 1A1, 4.22%, 10/25/2047(d)	612,079	507,347
Mastr Asset Backed Securities Trust
Series 2006-AM2, Class A3, 5.31% (1 mo. Term SOFR + 0.45%), 06/25/2036	518,181	475,070
Series 2006-FRE2, Class A5, 5.45% (1 mo. Term SOFR + 0.59%), 03/25/2036	228,343	138,392
MASTR Asset Securitization Trust
Series 2004-4, Class 1A7, 5.25%, 12/26/2033	203,090	196,270
Series 2006-2, Class 1A14, 6.00%, 06/25/2036	578,445	332,569
Mastr Specialized Loan Trust, Series 2007-1, Class A, 5.71% (1 mo. Term SOFR + 0.85%), 01/25/2037(a)	597,554	243,369
Merrill Lynch Mortgage Backed Securities Trust, Series 2007-2, Class 1A1, 6.78% (1 yr. CMT Rate + 2.40%), 08/25/2036	348,662	309,613
Merrill Lynch Mortgage Investors, Inc.
Series 2006-RM2, Class A1A, 5.34% (1 mo. Term SOFR + 0.48%), 05/25/2037	7,656,524	2,174,208

	Par	Value
Series 2006-RM3, Class A1B, 5.35% (1 mo. Term SOFR + 0.49%), 06/25/2037	$ 5,939,596	$ 206,912
METLIFE SECURITIZATION TRUST, Series 2020-INV1, Class A2A, 2.50%, 05/25/2050(a)(d)	29,370	25,042
MFRA Trust
Series 2020-NQM3, Class A1, 1.01%, 01/26/2065(a)(d)	134,607	125,098
Series 2021-INV2, Class A1, 1.91%, 11/25/2056(a)(d)	138,904	122,287
Series 2021-NQM2, Class A1, 1.03%, 11/25/2064(a)(d)	1,316,794	1,164,757
MLCC Mortgage Investors, Inc.
Series 2003-A, Class 2A1, 5.75% (1 mo. Term SOFR + 0.89%), 03/25/2028	16,535	15,103
Series 2003-F, Class A1, 5.61% (1 mo. Term SOFR + 0.75%), 10/25/2028	82,091	77,459
Series 2003-H, Class A1, 5.61% (1 mo. Term SOFR + 0.75%), 01/25/2029(c)	342,367	289,300
Series 2004-A, Class B1, 5.72% (1 mo. Term SOFR + 0.86%), 04/25/2029	71,523	48,406
Series 2004-G, Class A1, 5.53% (1 mo. Term SOFR + 0.67%), 01/25/2030	47,213	44,344
Series 2006-2, Class 2A, 6.42%, 05/25/2036(d)	67,964	66,993
Series 2006-3, Class 2A1, 6.51%, 10/25/2036(d)	660,395	581,082
Morgan Stanley ABS Capital I, Inc.
Series 2003-NC8, Class B1, 10.37% (1 mo. Term SOFR + 5.51%), 09/25/2033	119,173	117,912
Series 2005-HE1, Class M2, 5.67% (1 mo. Term SOFR + 0.82%), 12/25/2034	246,971	237,801
Series 2006-HE6, Class A2FP, 5.09% (1 mo. Term SOFR + 0.23%), 09/25/2036	157,428	53,983
Morgan Stanley Mortgage Loan Trust
Series 2004-11AR, Class 1A2A, 5.28% (1 mo. Term SOFR + 0.42%), 01/25/2035	76,067	71,525
Series 2004-5AR, Class 2A, 5.45%, 07/25/2034(d)	27,811	25,724
Series 2005-10, Class 1A1, 5.67% (1 mo. Term SOFR + 0.81%), 12/25/2035	363,637	212,161
Series 2005-10, Class 1A5, 5.75%, 12/25/2035	25,256	16,766
Series 2005-4, Class 4A, 4.57%, 08/25/2035(d)	34,518	16,274
Series 2005-6AR, Class 3A2, 5.85%, 11/25/2035(d)	521,977	453,980

The accompanying notes are an integral part of these financial statements.

15

Regan Total Return Income Fund
Schedule of Investments
September 30, 2024(Continued)

	Par	Value
NON-AGENCY MORTGAGE-BACKED SECURITIES - (Continued)
Series 2005-7, Class 7A6, 5.50%, 11/25/2035	$ 125,877	$ 117,203
Series 2005-9AR, Class 2A, 5.82%, 12/25/2035(d)	227,729	212,941
Series 2006-11, Class 2A1, 6.00%, 08/25/2036	458,145	197,700
Series 2006-16AX, Class 1A, 5.31% (1 mo. Term SOFR + 0.45%), 11/25/2036	2,851,813	491,299
Series 2006-17XS, Class A6, 6.08%, 10/25/2046(b)	2,121,325	523,277
Series 2006-3AR, Class 2A3, 4.79%, 03/25/2036(d)	612,499	359,972
Series 2006-7, Class 5A2, 5.96%, 06/25/2036(d)	39,649	11,431
Series 2006-8AR, Class 3B1, 7.12%, 06/25/2036(c)(d)	14,399	7,200
Series 2006-8AR, Class 4A2, 7.50%, 06/25/2036(d)	11,458	10,023
Series 2007-10XS, Class A19, 6.00%, 02/25/2037(d)	549,283	178,550
Series 2007-11AR, Class 2A3, 2.91%, 06/25/2037(d)	84,308	45,225
Series 2007-14AR, Class 3A3, 4.72%, 10/25/2037(d)	320,547	301,232
Series 2007-1XS, Class 2A4A, 6.58%, 09/25/2046(b)	5,570,673	1,437,254
Series 2007-6XS, Class 2A5S, 6.50%, 02/25/2047(b)	1,682,232	579,742
Series 2007-7AX, Class 1A, 5.41% (1 mo. Term SOFR + 0.55%), 04/25/2037	2,036,944	503,034
Series 2007-7AX, Class 2A4, 5.61% (1 mo. Term SOFR + 0.75%), 04/25/2037	10,923,871	485,046
Series 2007-7AX, Class 2A6, 5.61% (1 mo. Term SOFR + 0.75%), 04/25/2037	2,743,559	121,821
Series 2007-8XS, Class A1, 5.75%, 04/25/2037(d)	1,840,622	905,425
Morgan Stanley ReremicTrust
Series 2010-R5, Class 3B, 3.82%, 03/26/2037(a)(b)	266,692	268,064
Series 2013-R3, Class 6B2, 4.31%, 12/26/2036(a)(d)	321,151	278,113
Mortgage Loan Resecuritization Trust, Series 2009-RS1, Class B15, 5.66% (1 mo. LIBOR US + 0.34%), 04/16/2036(a)(h)	2,439,136	1,647,344
New Century Alternative Mortgage Loan Trust, Series 2006-ALT2, Class AF3, 4.65%, 10/25/2036(d)	1,531,620	296,827
New Century Home Equity Loan Trust
Series 2002-1, Class M2, 7.07% (1 mo. Term SOFR + 2.21%), 03/25/2032(c)	74,853	68,566

	Par	Value
Series 2004-4, Class M2, 5.76% (1 mo. Term SOFR + 0.91%), 02/25/2035	$ 35,647	$ 37,768
Series 2006-S1, Class A1, 5.31% (1 mo. Term SOFR + 0.45%), 03/25/2036	10,322,612	258,579
NMLT Trust, Series 2021-INV1, Class A1, 1.19%, 05/25/2056(a)(d)	1,972,680	1,695,251
Nomura Asset Acceptance Corp.
Series 2006-AF2, Class 2A, 4.40%, 08/25/2036(c)(d)	899,261	692,431
Series 2006-AF2, Class 4A, 6.57%, 08/25/2036(c)(d)	723,323	614,825
Series 2006-AR4, Class A1A, 5.31% (1 mo. Term SOFR + 0.45%), 12/25/2036	179,868	152,888
Series 2006-WF1, Class A2, 5.76%, 06/25/2036(d)	162,251	45,190
Series 2007-1, Class 1A1A, 6.50%, 03/25/2047(b)	821,112	734,754
Series 2007-2, Class A1B, 6.02%, 06/25/2037(d)	1,083,963	938,725
Nomura Home Equity Loan Inc, Series 2006-AF1, Class A1, 6.53%, 10/25/2036(b)	1,423,280	304,973
Nomura Resecuritization Trust
Series 2011-4RA, Class 3A10, 4.64%, 12/26/2035(a)(d)	2,497,246	798,654
Series 2015-10R, Class 1A2, 4.64%, 12/25/2036(a)(d)(f)	1,284,917	1,076,890
Novastar Home Equity Loan
Series 2003-1, Class A2, 5.75% (1 mo. Term SOFR + 0.89%), 05/25/2033(c)	55,208	49,549
Series 2006-3, Class A2C, 5.29% (1 mo. Term SOFR + 0.43%), 10/25/2036	4,304,044	1,859,832
Series 2006-5, Class A2B, 5.21% (1 mo. Term SOFR + 0.35%), 11/25/2036	950,420	290,537
Oakwood Mortgage Investors, Inc.
Series 1997-A, Class B1, 7.45%, 05/15/2027	45,954	41,508
Series 1999-C, Class A2, 7.48%, 08/15/2027	443,413	349,585
Onslow Bay Mortgage Loan Trust
Series 2018-1, Class A2, 5.62% (1 mo. Term SOFR + 0.76%), 06/25/2057(a)	76,479	74,750
Series 2020-EXP1, Class 1A8, 3.50%, 02/25/2060(a)(d)	375,219	340,388
Series 2020-EXP1, Class 2A1, 5.72% (1 mo. Term SOFR + 0.86%), 02/25/2060(a)	23,571	22,801
Series 2020-EXP2, Class A9, 3.00%, 05/25/2060(a)(d)	250,687	220,592

The accompanying notes are an integral part of these financial statements.

16

Regan Total Return Income Fund
Schedule of Investments
September 30, 2024(Continued)

	Par	Value
NON-AGENCY MORTGAGE-BACKED SECURITIES - (Continued)
Series 2021-NQM2, Class A1, 1.10%, 05/25/2061(a)(d)	$ 4,611,744	$ 3,803,525
Ownit Mortgage Loan Asset Backed Certificates, Series 2006-6, Class A2C, 5.29% (1 mo. Term SOFR + 0.43%), 09/25/2037	1,382,189	618,269
PHH Alternative Mortgage Trust, Series 2007-2, Class 3A1, 6.00%, 05/25/2037	213,815	195,105
PHH Mortgage Capital LLC, Series 2007-3, Class A3, 4.40%, 06/18/2037(d)	7,299	7,149
Prime Mortgage Trust
Series 2005-4, Class 1A2, 5.00%, 10/25/2024	109,102	105,649
Series 2005-4, Class 2A9, 5.50%, 10/25/2035	77,246	73,167
Series 2006-1, Class 3A1, 5.32% (1 mo. Term SOFR + 0.46%), 06/25/2036	1,272,097	883,624
Series 2006-2, Class 1A21, 5.30% (1 mo. Term SOFR + 0.44%), 11/25/2036	2,752,036	2,151,802
Series 2006-CL1, Class A1, 5.47% (1 mo. Term SOFR + 0.61%), 02/25/2035	81,875	81,154
Series 2006-DR1, Class 2A2, 6.00%, 05/25/2035(a)	407,746	343,078
PSMC Trust, Series 2021-1, Class A11, 2.50%, 03/25/2051(a)(d)	449,659	404,336
RAAC Series, Series 2005-SP1, Class 1A1, 5.00%, 09/25/2034	116,791	114,481
RALI Trust
Series 2005-QA7, Class A1, 4.86%, 07/25/2035(d)	1,820,359	1,292,288
Series 2005-QA8, Class CB21, 5.55%, 07/25/2035(d)	413,243	229,786
Series 2005-QA9, Class CB11, 4.89%, 08/25/2035(d)	99,514	89,095
Series 2005-QS10, Class 3A1, 5.47% (1 mo. Term SOFR + 0.61%), 08/25/2035	283,285	192,422
Series 2005-QS11, Class A3, 0.03% (-1 x 1 mo. Term SOFR + 4.89%), 07/25/2035(e)(g)	344,111	19,489
Series 2005-QS12, Class A8, 5.32% (1 mo. Term SOFR + 0.46%), 08/25/2035	2,978,617	2,346,902
Series 2005-QS14, Class 2A1, 6.00%, 09/25/2035	3,341,765	1,132,981
Series 2005-QS14, Class 3A1, 6.00%, 09/25/2035	861,071	726,461
Series 2005-QS16, Class A1, 5.50% (1 mo. Term SOFR + 0.81%), 11/25/2035	938,281	755,953

	Par	Value
Series 2006-QA1, Class A21, 5.24%, 01/25/2036(c)(d)	$ 704,899	$ 468,758
Series 2006-QA5, Class 1A1, 5.33% (1 mo. Term SOFR + 0.47%), 07/25/2036	4,568,758	1,615,564
Series 2006-QA5, Class 1A3, 5.41% (1 mo. Term SOFR + 0.55%), 07/25/2036(c)	26,373	7,121
Series 2006-QA6, Class A1, 5.35% (1 mo. Term SOFR + 0.49%), 07/25/2036(c)	256,932	221,283
Series 2006-QO2, Class A1, 5.41% (1 mo. Term SOFR + 0.55%), 02/25/2046	6,254,577	1,108,107
Series 2006-QO4, Class 2A1, 5.35% (1 mo. Term SOFR + 0.49%), 04/25/2046	601,337	546,206
Series 2006-QO7, Class 3A2, 5.38% (1 mo. Term SOFR + 0.52%), 09/25/2046	46,765	44,974
Series 2006-QS12, Class 2A15, 5.47% (1 mo. Term SOFR + 0.61%), 09/25/2036	1,267,066	886,664
Series 2006-QS12, Class 2A18, 5.75%, 09/25/2036	251,680	195,571
Series 2006-QS13, Class 1A1, 5.31% (1 mo. Term SOFR + 0.45%), 09/25/2036	4,712,745	3,268,961
Series 2006-QS13, Class 1A10, 6.00%, 09/25/2036	483,900	388,673
Series 2006-QS15, Class A3, 6.50%, 10/25/2036	107,659	93,256
Series 2006-QS17, Class A2, 1.68% (-1 x 1 mo. Term SOFR + 6.54%), 12/25/2036(e)(g)	1,515,223	186,969
Series 2006-QS18, Class 2A1, 5.42% (1 mo. Term SOFR + 0.56%), 12/25/2036	1,412,476	953,726
Series 2006-QS2, Class 1A14, 5.50% (1 mo. Term SOFR + 0.81%), 02/25/2036	254,295	189,367
Series 2006-QS2, Class 1A2, 5.47% (1 mo. Term SOFR + 0.61%), 02/25/2036	354,787	261,089
Series 2006-QS3, Class 2AP, 0.00%, 03/25/2036(i)	479,988	249,709
Series 2006-QS4, Class A12, 5.47% (1 mo. Term SOFR + 0.61%), 04/25/2036	1,930,391	1,395,021
Series 2006-QS4, Class A2, 6.00%, 04/25/2036	355,056	287,934
Series 2006-QS4, Class A8, 8.00% (-790 x 1 mo. Term SOFR + 5,052.56%), 04/25/2036(e)	123,143	105,240
Series 2006-QS6, Class 1A1, 6.00%, 06/25/2036	440,528	346,708
Series 2006-QS6, Class 1A5, 5.75%, 06/25/2036	209,199	162,289

The accompanying notes are an integral part of these financial statements.

17

Regan Total Return Income Fund
Schedule of Investments
September 30, 2024(Continued)

	Par	Value
NON-AGENCY MORTGAGE-BACKED SECURITIES - (Continued)
Series 2006-QS6, Class 1A9, 5.57% (1 mo. Term SOFR + 0.71%), 06/25/2036	$ 2,123,065	$ 1,532,565
Series 2006-QS7, Class A4, 5.37% (1 mo. Term SOFR + 0.51%), 06/25/2036	79,497	55,863
Series 2006-QS9, Class 1A1, 5.37% (1 mo. Term SOFR + 0.51%), 07/25/2036	383,393	273,839
Series 2006-QS9, Class 1A4, 6.00%, 07/25/2036	220,914	178,794
Series 2006-QS9, Class 1A8, 5.62% (1 mo. Term SOFR + 0.76%), 07/25/2036	785,897	571,137
Series 2007-QH8, Class A, 6.04%, 10/25/2037(d)	271,753	230,748
Series 2007-QH9, Class A1, 6.50%, 11/25/2037(d)	321,397	266,887
Series 2007-QS1, Class 1A1, 6.00%, 01/25/2037	252,232	204,507
Series 2007-QS1, Class 1A2, 0.48% (-1 x 1 mo. Term SOFR + 5.34%), 01/25/2037(e)(g)	1,507,145	108,322
Series 2007-QS1, Class 2AP, 0.00%, 01/25/2037(i)	780,624	329,299
Series 2007-QS10, Class A1, 6.50%, 09/25/2037	16,055	13,307
Series 2007-QS3, Class A3, 6.25%, 02/25/2037	1,223,495	1,007,202
Series 2007-QS5, Class A1, 5.50%, 03/25/2037	875,341	713,164
Series 2007-QS7, Class 1A7, 5.52% (1 mo. Term SOFR + 0.66%), 05/25/2037	495,707	359,570
Series 2007-QS7, Class 2A1, 6.75%, 06/25/2037	773,404	323,959
Series 2007-QS8, Class A1, 5.37% (1 mo. Term SOFR + 0.51%), 06/25/2037	7,269,593	5,145,738
Series 2007-QS8, Class A3, 5.57% (1 mo. Term SOFR + 0.71%), 06/25/2037	259,250	186,333
RBSGC Mortgage Pass Through Certificates, Series 2008-A, Class A1, 5.50%, 11/25/2035(a)(d)	216,565	183,527
RBSSP Resecuritization Trust
Series 2009-12, Class 17A2, 6.21%, 10/25/2035(a)(d)	188,822	188,877
Series 2009-12, Class 9A2, 4.71%, 03/25/2036(a)(d)	322,537	223,344
Series 2009-5, Class 13A3, 5.82% (1 mo. Term SOFR + 0.61%), 08/26/2037(a)	927,268	408,920
Series 2010-9, Class 7A6, 6.00%, 05/26/2037(a)(d)	1,008,559	466,052

	Par	Value
Series 2013-4, Class 1A2, 6.92% (1 mo. Term SOFR + 1.61%), 12/26/2037(a)	$ 761,023	$ 606,858
Renaissance Home Equity Loan Trust
Series 2003-4, Class M2F, 6.24%, 03/25/2034(b)	216,324	148,262
Series 2004-1, Class M4, 7.67% (1 mo. Term SOFR + 2.81%), 05/25/2034	239,243	170,199
Series 2004-2, Class M1, 6.41%, 07/25/2034(b)	350,629	312,392
Series 2004-2, Class M3, 6.61%, 07/25/2034(b)	914,578	774,043
RESI Finance LP, Series 2003-D, Class B3, 6.52% (1 mo. Term SOFR + 1.41%), 12/10/2035(a)(c)	22,733	9,684
Residential Accredit Loans, Inc.
Series 2005-QS10, Class 3A3, 5.50%, 08/25/2035	1,343,127	990,384
Series 2005-QS13, Class 2A3, 5.75%, 09/25/2035	1,916,291	1,612,588
Series 2005-QS14, Class 3A3, 6.00%, 09/25/2035	343,270	289,607
Series 2005-QS7, Class A1, 5.50%, 06/25/2035	1,466,703	1,229,086
Series 2006-QS2, Class 1A17, 5.45% (1 mo. Term SOFR + 0.59%), 02/25/2036	466,207	342,667
Series 2006-QS2, Class 1A7, 6.00%, 02/25/2036(g)	229,339	39,284
Series 2007-QS1, Class 1A5, 5.52% (1 mo. Term SOFR + 0.66%), 01/25/2037	2,785,526	2,014,884
Series 2007-QS1, Class 2A2, 5.33% (1 mo. Term SOFR + 0.47%), 01/25/2037	559,069	370,513
Residential Asset Securitization Trust
Series 2004-A4, Class A13, 5.52% (1 mo. Term SOFR + 0.66%), 08/25/2034	556,938	485,722
Series 2005-A10, Class A4, 5.50%, 09/25/2035	325,901	150,729
Series 2005-A11, Class 2A1, 4.85%, 10/25/2035	6,576,987	2,335,245
Series 2005-A12, Class A6, 5.47% (1 mo. Term SOFR + 0.61%), 11/25/2035	1,013,121	486,613
Series 2005-A15, Class 2A12, 6.00%, 02/25/2036	743,089	300,847
Series 2005-A15, Class 4A1, 6.00%, 02/25/2036	2,285,781	690,121
Series 2005-A8CB, Class A1, 5.47% (1 mo. Term SOFR + 0.61%), 07/25/2035	1,190,681	596,606
Series 2005-A8CB, Class A13, 5.47% (1 mo. Term SOFR + 0.61%), 07/25/2035	1,210,439	605,723

The accompanying notes are an integral part of these financial statements.

18

Regan Total Return Income Fund
Schedule of Investments
September 30, 2024(Continued)

	Par	Value
NON-AGENCY MORTGAGE-BACKED SECURITIES - (Continued)
Series 2005-A9, Class A4, 5.50%, 07/25/2035	$ 101,619	$ 33,148
Series 2006-A1, Class 1A6, 5.47% (1 mo. Term SOFR + 0.61%), 04/25/2036	963,842	295,285
Series 2006-A10, Class A4, 6.50%, 09/25/2036	556,947	197,098
Series 2006-A10, Class A5, 6.50%, 09/25/2036	985,823	348,874
Series 2006-A10, Class A7, 6.50%, 09/25/2036	8,120,037	2,873,601
Series 2006-A14C, Class 2A4, 6.00%, 12/25/2036	4,020,096	1,166,668
Series 2006-A14C, Class 2A6, 5.42% (1 mo. Term SOFR + 0.56%), 12/25/2036	5,622,677	1,174,297
Series 2006-A15, Class A13, 6.25%, 01/25/2037	3,204,736	1,098,146
Series 2006-A2, Class A11, 6.00%, 01/25/2046	1,713,870	673,328
Series 2006-A2, Class A7, 6.00%, 01/25/2046	853,721	335,498
Series 2006-A7CB, Class 2A5, 5.22% (1 mo. Term SOFR + 0.36%), 07/25/2036	428,258	67,177
Series 2006-A8, Class 1A5, 6.25%, 08/25/2036	15,355	9,681
Series 2006-A8, Class 2A2, 6.75%, 08/25/2036	2,578,029	801,225
Series 2006-A8, Class 2A3, 6.00%, 08/25/2036	903,956	249,725
Series 2006-A8, Class 3A8, 5.72% (1 mo. Term SOFR + 0.86%), 08/25/2036	505,871	172,255
Series 2007-A1, Class A3, 5.57% (1 mo. Term SOFR + 0.71%), 03/25/2037	17,280,450	3,908,069
Series 2007-A1, Class A4, 0.18% (-1 x 1 mo. Term SOFR + 5.04%), 03/25/2037(e)(g)	6,128,560	458,595
Series 2007-A1, Class A9, 5.75%, 03/25/2037	2,862,516	869,160
Series 2007-A2, Class 1A6, 6.00%, 04/25/2037	1,605,902	848,626
Series 2007-A3, Class 1A1, 5.42% (1 mo. Term SOFR + 0.56%), 04/25/2037	1,983,096	699,794
Series 2007-A3, Class 2A1, 5.28% (1 mo. Term SOFR + 0.42%), 04/25/2037	11,778,947	2,341,571
Series 2007-A6, Class 1A4, 6.00%, 06/25/2037	1,449,695	770,829
Series 2007-A8, Class 2A1, 6.25%, 08/25/2037	13,333,179	3,217,056

	Par	Value
ResmaeMortgage Loan Trust
Series 2006-1, Class A2B, 5.27% (1 mo. Term SOFR + 0.41%), 02/25/2036(a)	$ 2,920,679	$ 996,777
Series 2006-1, Class A2C, 5.37% (1 mo. Term SOFR + 0.51%), 02/25/2036(a)	5,747,372	1,961,974
RFMSI Trust
Series 2006-S12, Class 3A7, 5.75%, 12/25/2036	112,978	96,167
Series 2006-S7, Class A9, 6.50%, 08/25/2036(c)	281,895	214,381
Series 2006-SA3, Class 2A3, 6.39%, 09/25/2036(d)	2,655,054	1,511,210
Series 2007-S3, Class 1A5, 5.50%, 03/25/2037	299,851	211,121
Series 2007-S6, Class 1A16, 6.00%, 06/25/2037	17,733	14,070
Series 2007-S6, Class 2A4, 6.00%, 06/25/2037	1,220,672	953,508
Series 2007-SA1, Class 2A2, 4.96%, 02/25/2037(c)(d)	129,361	73,671
Series 2007-SA3, Class 2A1, 5.37%, 07/27/2037(d)	1,268,476	958,191
Series 2007-SA4, Class 3A1, 6.00%, 10/25/2037(d)	99,503	63,556
RithmCapital Corp.
Series 2021-INV2, Class A7, 2.50%, 09/25/2051(a)(d)	100,002	89,959
Series 2021-NQM3, Class A1, 1.16%, 11/27/2056(a)(d)	366,541	323,831
Saxon Asset Securities Trust, Series 2004-1, Class A, 2.09% (1 mo. Term SOFR + 0.65%), 03/25/2035	968,151	840,981
Securitized Asset Backed Receivables LLC
Series 2004-DO1, Class M1, 5.94% (1 mo. Term SOFR + 1.09%), 07/25/2034	107,586	123,227
Series 2005-EC1, Class M3, 5.97% (1 mo. Term SOFR + 1.12%), 01/25/2035	247,687	273,914
Series 2006-HE1, Class A2B, 5.15% (1 mo. Term SOFR + 0.29%), 07/25/2036(c)	93,784	24,572
Security National Mortgage Loan Trust, Series 2006-3A, Class A3, 6.33%, 01/25/2037(a)(d)	311,430	127,414
Sequoia Mortgage Trust
Series 10, Class 1A, 5.88% (1 mo. Term SOFR + 0.91%), 10/20/2027	57,785	56,097
Series 2003-1, Class 1A, 5.84% (1 mo. Term SOFR + 0.87%), 04/20/2033	56,739	53,762

The accompanying notes are an integral part of these financial statements.

19

Regan Total Return Income Fund
Schedule of Investments
September 30, 2024(Continued)

	Par	Value
NON-AGENCY MORTGAGE-BACKED SECURITIES - (Continued)
Series 2004-5, Class A2, 5.60% (1 mo. Term SOFR + 0.63%), 06/20/2034	$ 136,443	$ 125,501
Series 2004-6, Class A2, 5.64% (1 mo. Term SOFR + 0.67%), 07/20/2034	15,721	14,500
Series 2005-1, Class A1, 5.54% (1 mo. Term SOFR + 0.57%), 02/20/2035	21,805	20,103
Series 2007-3, Class 1A1, 5.48% (1 mo. Term SOFR + 0.51%), 07/20/2036	24,925	21,755
Series 2007-3, Class 2BA1, 4.80%, 07/20/2037(d)	774,402	601,047
Series 2013-5, Class A1, 2.50%, 05/25/2043(a)(d)	202,545	177,609
Series 2013-9, Class AP, 0.00%, 07/25/2043(a)(i)	228,707	165,026
Series 2019-CH2, Class A1, 4.50%, 08/25/2049(a)(d)	39,080	38,705
Series 9, Class 1A, 5.78% (1 mo. Term SOFR + 0.81%), 09/20/2032(c)	76,364	68,823
SGR Residential Mortgage Trust
Series 2020-2, Class A1, 1.38%, 05/25/2065(a)(d)	21,111	19,109
Series 2020-2, Class A2, 1.59%, 05/25/2065(a)(d)	82,565	74,774
Specialty Underwriting & Residential Finance
Series 2006-BC3, Class A2C, 5.27% (1 mo. Term SOFR + 0.41%), 06/25/2037	81,715	48,335
Series 2006-BC4, Class A2B, 5.19% (1 mo. Term SOFR + 0.33%), 09/25/2037	1,710,452	599,921
Starwood Mortgage Residential Trust, Series 2021-3, Class A1, 1.13%, 06/25/2056(a)(d)	89,876	77,203
Structured Adjustable RateMortgage Loan Trust
Series 2004-7, Class A4, 5.76% (1 mo. Term SOFR + 0.91%), 06/25/2034	419,410	375,397
Series 2005-18, Class 1A1, 4.62%, 09/25/2035(d)	576,153	353,788
Series 2005-20, Class 1A1, 6.77%, 10/25/2035(d)	502,134	462,000
Series 2005-8XS, Class M1, 5.61% (1 mo. Term SOFR + 0.76%), 04/25/2035	520,407	517,467
Series 2006-10, Class 2A1, 5.53%, 11/25/2036(d)	448,006	345,468
Series 2006-11, Class 1A1, 5.29% (1 mo. Term SOFR + 0.43%), 12/25/2036	2,256,706	2,108,828

	Par	Value
Series 2006-2, Class 5A1, 5.21%, 03/25/2036(d)	$ 928,633	$ 726,548
Series 2007-3, Class 2A1, 4.53%, 04/25/2047(d)	288,881	271,345
Series 2007-5, Class 3A1, 4.82%, 06/25/2037(d)	2,219,380	1,809,887
Structured Asset Investment Loan Trust
Series 2004-8, Class A2, 5.52% (1 mo. Term SOFR + 0.66%), 09/25/2034	156,625	149,998
Series 2005-11, Class A7, 5.69% (1 mo. Term SOFR + 0.83%), 01/25/2036	345,741	333,820
Structured Asset Mortgage Investments Inc., Series 2006-AR5, Class 3A1, 5.39% (1 mo. Term SOFR + 0.53%), 05/25/2046	1,562,540	609,928
Structured Asset Mortgage Investments, Inc.
Series 2004-AR1, Class 1A1, 5.78% (1 mo. Term SOFR + 0.81%), 03/19/2034	137,164	128,639
Series 2004-AR4, Class 2A1, 5.78% (1 mo. Term SOFR + 0.81%), 12/19/2034	167,789	151,934
Series 2004-AR4, Class 3A1, 7.02%, 12/19/2034(d)	91,431	90,097
Series 2004-AR5, Class 1A1, 5.74% (1 mo. Term SOFR + 0.77%), 10/19/2034	7,817	7,434
Series 2005-AR8, Class A2, 6.54% (MTA + 1.48%), 02/25/2036	693,662	560,132
Series 2006-AR1, Class 3A1, 5.43% (1 mo. Term SOFR + 0.57%), 02/25/2036	577,112	460,711
Series 2006-AR3, Class 21A1, 5.37% (1 mo. Term SOFR + 0.51%), 02/25/2036	819,298	665,029
Series 2006-AR3, Class 22A1, 4.60%, 05/25/2036(d)	333,461	161,988
Structured Asset Securities Corp.
Series 2004-16XS, Class A3A, 4.86%, 08/25/2034(b)	323,175	321,139
Series 2004-SC1, Class A, 8.02%, 12/25/2029(a)(d)	778,858	687,952
Series 2006-S3, Class A1, 5.23% (1 mo. Term SOFR + 0.37%), 09/25/2036	978,792	270,191
Suntrust Adjustable RateMortgage Loan Trust
Series 2007-2, Class 2A1, 5.53%, 04/25/2037(d)	152,985	87,922
Series 2007-4, Class 2A1, 5.56%, 10/25/2037(d)	129,917	103,638

The accompanying notes are an integral part of these financial statements.

20

Regan Total Return Income Fund
Schedule of Investments
September 30, 2024(Continued)

	Par	Value
NON-AGENCY MORTGAGE-BACKED SECURITIES - (Continued)
TBW Mortgage BackedPass Through Certificates
Series 2006-2, Class DX, 6.00%, 07/25/2036(g)	$ 678,062	$ 77,535
Series 2006-3, Class 2A1, 6.50%, 07/25/2036	876,604	282,780
Series 2007-2, Class A6A, 6.51%, 07/25/2037(b)	1,606,634	607,546
Terwin Mortgage Trust
Series 2004-19HE, Class A1, 5.71% (1 mo. Term SOFR + 0.85%), 10/25/2034(a)	423,094	412,950
Series 2004-7HE, Class A1, 6.07% (1 mo. Term SOFR + 1.21%), 07/25/2034(a)	791,392	760,555
Thornburg Mortgage Securities Trust
Series 2004-4, Class 1A, 5.55% (1 mo. Term SOFR + 0.69%), 12/25/2044(c)	143,343	121,268
Series 2005-1, Class A2, 5.05%, 04/25/2045(d)	179,657	178,355
TIAA Mortgage Loan Trust, Series 2018-3, Class A13, 4.00%, 11/25/2048(a)(d)	106,238	101,660
Toorak Mortgage Corp., Series 2022-INV1, Class A1, 2.58%, 02/25/2057 (a)(d)	69,826	64,921
TowdPoint Mortgage Trust
Series 2016-1, Class M1, 3.50%, 02/25/2055(a)(d)	61,945	61,697
Series 2020-4, Class A2, 2.50%, 10/25/2060(a)	705,000	588,543
Verus Securitization Trust
Series 2021-1, Class A2, 1.05%, 01/25/2066(a)(d)	117,201	105,563
Series 2021-6, Class A1, 1.63%, 10/25/2066(a)(d)	5,006,981	4,314,762
Series 2021-8, Class A2, 2.29%, 11/25/2066(a)(d)	338,122	302,915
WAMU Asset-Backed Certificates, Series 2007-HE4, Class 2A2, 5.10% (1 mo. Term SOFR + 0.24%), 07/25/2047	298,774	178,547
WaMu Mortgage Pass Through Certificates
Series 2002-AR17, Class 1B2, 6.32% (MTA + 1.20%), 11/25/2042	74,249	68,235
Series 2002-AR2, Class A, 4.52% (Ent 11th COFI Repl + 1.25%), 02/27/2034	150,070	142,963
Series 2004-AR11, Class A, 6.97%, 10/25/2034(d)	106,769	104,136
Series 2004-AR9, Class B1, 6.08%, 08/25/2034(d)	144,757	135,369

	Par	Value
Series 2004-S1, Class 1A11, 5.50%, 03/25/2034	$ 26,234	$ 26,303
Series 2005-AR12, Class 1A4, 5.06%, 10/25/2035(d)	28,357	25,836
Series 2006-AR12, Class 2A3, 4.02%, 10/25/2036(c)(d)	362,338	280,268
Series 2006-AR14, Class 1A4, 3.98%, 11/25/2036(d)	126,526	110,297
Series 2006-AR14, Class 2A3, 4.03%, 11/25/2036(d)	743,179	646,700
Series 2006-AR18, Class 1A1, 3.74%, 01/25/2037(c)(d)	65,608	51,174
Series 2006-AR2, Class 2A1, 3.90%, 03/25/2036(d)	83,750	76,511
Series 2006-AR3, Class A1B, 6.12% (MTA + 1.00%), 02/25/2046	38,382	35,009
Series 2007-HY1, Class 1A1, 4.37%, 02/25/2037(d)	279,215	244,630
Series 2007-HY5, Class 2A1, 3.43%, 05/25/2037(d)	141,124	111,399
Series 2007-HY7, Class 4A1, 5.06%, 07/25/2037(d)	72,067	64,173
Series 2007-OA4, Class 1A, 5.89% (MTA + 0.77%), 05/25/2047	145,688	121,540
Washington Mutual Alternative Mortgage Pass-Through Certificates
Series 2005-10, Class 2A8, 6.00%, 11/25/2035	686,042	635,810
Series 2005-10, Class 4CB1, 5.75%, 12/25/2035	222,020	196,632
Series 2005-3, Class 1CB3, 5.42% (1 mo. Term SOFR + 0.56%), 05/25/2035	1,656,662	1,358,259
Series 2005-5, Class CB6, 5.57% (1 mo. Term SOFR + 0.71%), 07/25/2035(c)	59,068	45,718
Series 2005-7, Class 2CB4, 5.50%, 08/25/2035	437,415	433,003
Series 2006-1, Class 2CB2, 7.00%, 02/25/2036	785,745	576,477
Series 2006-5, Class 2CB2, 5.57% (1 mo. Term SOFR + 0.71%), 07/25/2036	464,100	292,170
Series 2006-5, Class 4A1, 6.00%, 10/25/2024(c)	1,636,700	16
Series 2006-7, Class A3, 4.02%, 09/25/2036(b)	2,429,738	662,737
Washington Mutual Asset-Backed Certificates, Series 2007-HE1, Class 2A1, 5.09% (1 mo. Term SOFR + 0.23%), 11/25/2036	1,498,280	505,038
Washington Mutual Mortgage Pass-Through Certificates
Series 2005-1, Class 1A1, 5.50%, 03/25/2035	900,212	876,576

The accompanying notes are an integral part of these financial statements.

21

Regan Total Return Income Fund
Schedule of Investments
September 30, 2024(Continued)

	Par	Value
NON-AGENCY MORTGAGE-BACKED SECURITIES - (Continued)
Series 2005-AR2, Class 2A3, 5.67% (1 mo. Term SOFR + 0.81%), 01/25/2045	$ 49,576	$ 49,199
Series 2006-4, Class 3A3, 6.47%, 05/25/2036(b)	184,101	160,310
Series 2006-AR10, Class A2B, 5.39% (1 mo. Term SOFR + 0.53%), 12/25/2036	5,109,627	863,940
Washington Mutual MSC Mortgage Pass-Through CTFS, Series 2004-RA2, Class CB1, 7.00%, 07/25/2033(d)	23,181	19,367
Wells Fargo Alternative Loan Trust
Series 2007-PA1, Class A8, 5.51% (1 mo. Term SOFR + 0.65%), 03/25/2037	782,872	593,378
Series 2007-PA2, Class 2A1, 5.40% (1 mo. Term SOFR + 0.54%), 06/25/2037	232,577	189,563
Series 2007-PA2, Class 2A2, 1.10% (-1 x 1 mo. Term SOFR + 5.96%), 06/25/2037(e)(g)	3,006,274	364,505
Series 2007-PA3, Class 1A4, 5.75%, 07/25/2037	287,818	247,283
Series 2007-PA6, Class A1, 6.40%, 12/28/2037(d)	369,926	337,904
Wells Fargo Mortgage BackedSecurities Trust
Series 2006-7, Class 3A1, 6.00%, 06/25/2036(c)	362,788	335,579
Series 2006-AR12, Class 2A1, 6.94%, 09/25/2036(d)	90,538	86,452
Series 2006-AR14, Class 2A3, 7.40%, 10/25/2036(d)	50,683	45,571
Series 2006-AR16, Class A1, 7.75%, 10/25/2036(d)	233,338	218,263
Series 2006-AR5, Class 2A1, 6.57%, 04/25/2036(d)	62,130	59,850
Series 2007-7, Class A38, 6.00%, 06/25/2037	40,064	36,690
Series 2018-1, Class A1, 3.50%, 07/25/2047(a)(d)	25,869	23,809
Series 2019-4, Class A17, 3.50%, 09/25/2049(a)(d)	46,026	42,144
WinWaterMortgage Loan Trust
Series 2014-1, Class A9, 3.50%, 06/20/2044(a)(d)	593,796	565,154
Series 2015-A, Class A3, 3.50%, 06/20/2045(a)(d)	208,687	196,145

	Par	Value
Yale Mortgage Loan Trust 2007-1, Series 2007-1, Class A, 5.37% (1 mo. Term SOFR + 0.51%), 06/25/2037(a)	$ 78,689	$ 24,789
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES (Cost $470,626,098)		458,986,233
AGENCY MORTGAGE-BACKED SECURITIES - 31.1%
Fannie Mae Grantor Trust
Series 2002-T16, Class A4, 5.32%, 05/25/2042(d)	17,131	16,850
Series 2002-T4, Class A3, 7.50%, 12/25/2041	125,827	133,612
Fannie Mae Whole Loan
Series 2002-W8, Class A2, 7.00%, 06/25/2042	129,367	136,048
Series 2003-W4, Class 3A, 4.78%, 10/25/2042(d)	19,901	21,479
Federal Home Loan Mortgage Corp.
Series 237, Class PO, Pool S0-3878, 0.00%, 05/15/2036(i)	837,019	708,000
Series 2380, Class CF, 6.06% (30 day avg SOFR US + 0.71%), 11/15/2031	79,736	78,926
Series 246, Class PO, Pool S0-4925, 0.00%, 05/15/2037(i)	227,323	190,096
Series 272, Class F2, Pool S0-6121, 6.01% (30 day avg SOFR US + 0.66%), 08/15/2042	169,760	168,960
Series 2770, Class LO, 0.00%, 03/15/2034(i)	6,335	5,130
Series 2771, Class FM, 5.86% (30 day avg SOFR US + 0.51%), 03/15/2034	27,783	27,608
Series 2819, Class F, 5.86% (30 day avg SOFR US + 0.51%), 06/15/2034	37,188	37,068
Series 3006, Class YF, 5.72% (30 day avg SOFR US + 0.37%), 07/15/2035	236,494	233,797
Series 3030, Class FL, 5.86% (30 day avg SOFR US + 0.51%), 09/15/2035	55,398	55,038
Series 3085, Class FW, 6.16% (30 day avg SOFR US + 0.81%), 08/15/2035	59,943	58,617
Series 3145, Class GF, 5.86% (30 day avg SOFR US + 0.51%), 04/15/2036	1,558,205	1,550,009
Series 3152, Class WF, 5.92% (30 day avg SOFR US + 0.57%), 02/15/2034	28,302	27,403

The accompanying notes are an integral part of these financial statements.

22

Regan Total Return Income Fund
Schedule of Investments
September 30, 2024(Continued)

	Par	Value
AGENCY MORTGAGE-BACKED SECURITIES - (Continued)
Series 3169, Class GF, 5.75% (30 day avg SOFR US + 0.40%), 05/15/2036	$ 706,844	$ 700,454
Series 3202, Class HF, 5.81% (30 day avg SOFR US + 0.46%), 08/15/2036	66,266	65,766
Series 3206, Class FE, 5.86% (30 day avg SOFR US + 0.51%), 08/15/2036	53,649	53,109
Series 3210, Class FA, 5.86% (30 day avg SOFR US + 0.51%), 09/15/2036	336,108	333,542
Series 3231, Class FA, 5.86% (30 day avg SOFR US + 0.51%), 10/15/2036	236,515	234,768
Series 3232, Class KF, 5.91% (30 day avg SOFR US + 0.56%), 10/15/2036	109,039	108,416
Series 3240, Class AF, 5.81% (30 day avg SOFR US + 0.46%), 11/15/2036	521,250	513,423
Series 325, Class PO, 0.00%, 03/15/2044(i)	713,370	541,665
Series 3281, Class AF, 5.78% (30 day avg SOFR US + 0.43%), 02/15/2037	251,594	248,777
Series 3317, Class F, 5.86% (30 day avg SOFR US + 0.51%), 07/15/2036	412,514	409,431
Series 3320, Class FC, 5.63% (30 day avg SOFR US + 0.28%), 05/15/2037	31,068	30,934
Series 3361, Class LF, 6.01% (30 day avg SOFR US + 0.66%), 08/15/2037	193,269	192,817
Series 3378, Class FA, 6.04% (30 day avg SOFR US + 0.69%), 06/15/2037	7,419	7,415
Series 3404, Class AF, 6.31% (30 day avg SOFR US + 0.97%), 01/15/2038	52,655	53,162
Series 3417, Class EO, 0.00%, 11/15/2036(i)	119,902	96,512
Series 3429, Class F, 6.14% (30 day avg SOFR US + 0.79%), 03/15/2038	610,685	606,080
Series 3430, Class NF, 6.06% (30 day avg SOFR US + 0.71%), 03/15/2038	50,971	50,937
Series 3501, Class FC, 6.61% (30 day avg SOFR US + 1.26%), 01/15/2039	771,640	788,612
Series 3540, Class KF, 6.51% (30 day avg SOFR US + 1.16%), 11/15/2036	89,237	90,771

	Par	Value
Series 3567, Class F, 6.72% (30 day avg SOFR US + 1.36%), 02/15/2038	$ 165,094	$ 149,835
Series 3666, Class FC, 6.19% (30 day avg SOFR US + 0.84%), 05/15/2040	163,358	164,039
Series 3671, Class FQ, 6.31% (30 day avg SOFR US + 0.96%), 12/15/2036	38,554	38,923
Series 3758, Class F, 5.93% (30 day avg SOFR US + 0.58%), 11/15/2040	1,056,961	1,049,443
Series 3772, Class ND, 4.50%, 11/15/2040	60,941	60,088
Series 3812, Class US, 0.00% (-2 x 30 day avg SOFR US + 9.07%), 02/15/2041(e)	78,429	67,166
Series 3815, Class DS, 0.00% (-3 x 30 day avg SOFR US + 13.61%), 02/15/2041(e)	261,643	251,855
Series 3822, Class FC, 5.87% (30 day avg SOFR US + 0.52%), 03/15/2041	530,313	526,259
Series 3835, Class FO, 0.00%, 04/15/2041(i)	2,679,554	2,103,579
Series 3930, Class KF, 5.96% (30 day avg SOFR US + 0.61%), 09/15/2041	1,027,624	1,022,288
Series 3946, Class SW, 2.00% (-1 x 30 day avg SOFR US + 6.79%), 10/15/2041(e)	255,071	216,027
Series 3977, Class FB, 5.98% (30 day avg SOFR US + 0.63%), 12/15/2041	38,221	38,059
Series 3980, Class FB, 5.86% (30 day avg SOFR US + 0.51%), 01/15/2042	1,766,477	1,750,016
Series 4026, Class GA, 2.00%, 09/15/2041	306,322	288,478
Series 4030, Class HF, 5.85% (30 day avg SOFR US + 0.50%), 04/15/2042	3,173,738	3,143,967
Series 4061, Class SL, 0.00% (-2 x 30 day avg SOFR US + 6.86%), 06/15/2042(e)	44,323	24,078
Series 4073, Class QF, 5.86% (30 day avg SOFR US + 0.51%), 07/15/2042	189,171	187,276
Series 4074, Class KF, 5.76% (30 day avg SOFR US + 0.41%), 02/15/2041	28,035	27,991
Series 4076, Class LF, 5.76% (30 day avg SOFR US + 0.41%), 07/15/2042	219,013	216,385
Series 4076, Class QB, 1.75%, 11/15/2041	66,042	64,094

The accompanying notes are an integral part of these financial statements.

23

Regan Total Return Income Fund
Schedule of Investments
September 30, 2024(Continued)

	Par	Value
AGENCY MORTGAGE-BACKED SECURITIES - (Continued)
Series 4087, Class FB, 5.93% (30 day avg SOFR US + 0.58%), 07/15/2042	$ 93,427	$ 92,735
Series 4094, Class CW, 2.00%, 08/15/2042	296,822	259,178
Series 4105, Class KA, 2.00%, 08/15/2041	394,721	380,878
Series 4108, Class FC, 5.86% (30 day avg SOFR US + 0.51%), 09/15/2042	2,487,103	2,459,009
Series 4136, Class PC, 1.25%, 11/15/2032	45,857	43,847
Series 4171, Class NG, 2.00%, 06/15/2042	17,687	16,228
Series 4182, Class UC, 1.50%, 09/15/2027	2,693	2,654
Series 4204, Class AB, 3.00%, 05/15/2043	58,125	46,557
Series 4248, Class FL, 5.91% (30 day avg SOFR US + 0.56%), 05/15/2041	35,368	35,187
Series 4265, Class FD, 5.86% (30 day avg SOFR US + 0.51%), 01/15/2035	24,895	24,743
Series 4347, Class EF, 5.96% (30 day avg SOFR US + 0.61%), 06/15/2054	5,025,769	4,929,668
Series 4400, Class FA, 5.86% (30 day avg SOFR US + 0.51%), 02/15/2041	163,655	162,110
Series 4431, Class FT, 5.86% (30 day avg SOFR US + 0.51%), 01/15/2045	1,416,233	1,399,476
Series 4436, Class FC, 5.81% (30 day avg SOFR US + 0.46%), 02/15/2045	138,787	136,795
Series 4484, Class LT, 3.50%, 09/15/2037	87,652	87,209
Series 4487, Class TL, 3.00%, 05/15/2045	105,000	93,274
Series 4581, Class FA, 5.86% (30 day avg SOFR US + 0.51%), 07/15/2041	3,938,811	3,902,925
Series 4594, Class KS, 0.00% (-3 x 30 day avg SOFR US + 7.43%), 05/15/2033(e)	692,614	555,109
Series 4615, Class GT, 0.00% (-4 x 30 day avg SOFR US + 15.54%), 10/15/2042(e)	1,042,277	843,464
Series 4621, Class HK, 2.00%, 10/15/2046(c)	151,999	116,375
Series 4628, Class KF, 5.96% (30 day avg SOFR US + 0.61%), 01/15/2055	279,838	277,001
Series 4631, Class FA, 5.96% (30 day avg SOFR US + 0.61%), 11/15/2046	467,455	463,749

	Par	Value
Series 4660, Class PO, 0.00%, 01/15/2033(i)	$ 147,041	$ 120,890
Series 4708, Class F, 5.76% (30 day avg SOFR US + 0.41%), 08/15/2047	571,503	561,962
Series 4710, Class TN, 3.00%, 08/15/2047	674,696	606,279
Series 4774, Class BF, 5.76% (30 day avg SOFR US + 0.41%), 02/15/2048	1,327,192	1,302,474
Series 4792, Class KO, 0.00%, 07/15/2043(i)	1,014,879	573,706
Series 4804, Class MF, 5.81% (30 day avg SOFR US + 0.46%), 06/15/2048	3,943,239	3,871,178
Series 4821, Class FA, 5.76% (30 day avg SOFR US + 0.41%), 07/15/2048	294,532	288,265
Series 4839, Class WO, 0.00%, 08/15/2056(i)	1,021,718	685,318
Series 4851, Class KF, 5.86% (30 day avg SOFR US + 0.51%), 08/15/2057	3,784,412	3,732,155
Series 4875, Class F, 5.91% (30 day avg SOFR US + 0.56%), 04/15/2049	1,955,910	1,929,823
Series 4882, Class F, 5.91% (30 day avg SOFR US + 0.56%), 05/15/2049	2,310,942	2,276,162
Series 4882, Class FA, 5.91% (30 day avg SOFR US + 0.56%), 05/15/2049	2,933,219	2,893,919
Series 4911, Class FB, 5.84% (30 day avg SOFR US + 0.56%), 09/25/2049	1,244,955	1,228,089
Series 4913, Class UF, 5.91% (30 day avg SOFR US + 0.56%), 03/15/2049	1,463,694	1,439,035
Series 4918, Class F, 5.84% (30 day avg SOFR US + 0.56%), 10/25/2049	6,390,816	6,308,428
Series 4921, Class NB, 1.75%, 08/25/2049	240,052	199,459
Series 4929, Class FB, 5.84% (30 day avg SOFR US + 0.56%), 09/25/2049	573,603	563,206
Series 4939, Class CF, 5.89% (30 day avg SOFR US + 0.61%), 12/25/2049	1,640,888	1,626,659
Series 4943, Class JP, 2.50%, 09/25/2049	352,928	311,851
Series 4981, Class GF, 5.79% (30 day avg SOFR US + 0.51%), 06/25/2050	2,099,834	2,072,752
Series 4981, Class JF, 5.79% (30 day avg SOFR US + 0.51%), 06/25/2050	2,515,385	2,473,301

The accompanying notes are an integral part of these financial statements.

24

Regan Total Return Income Fund
Schedule of Investments
September 30, 2024(Continued)

	Par	Value
AGENCY MORTGAGE-BACKED SECURITIES - (Continued)
Series 4982, Class F, 5.84% (30 day avg SOFR US + 0.56%), 06/25/2050	$ 2,394,067	$ 2,357,188
Series 4993, Class KF, 5.84% (30 day avg SOFR US + 0.56%), 07/25/2050	1,517,201	1,483,194
Series 4993, Class UG, 1.50%, 07/25/2050	20,670	12,182
Series 5003, Class PA, 1.50%, 08/25/2050	538,817	417,731
Series 5004, Class FM, 5.74% (30 day avg SOFR US + 0.46%), 08/25/2050	276,434	268,121
Series 5019, Class PC, 1.00%, 10/25/2050	4,645,422	3,523,942
Series 5019, Class PL, 1.00%, 10/25/2050	2,815,399	2,135,716
Series 5020, Class HA, 1.00%, 08/25/2050	811,357	626,364
Series 5034, Class KL, 1.25%, 11/25/2050	887,770	660,916
Series 5035, Class HM, 1.00%, 10/25/2050	353,997	178,812
Series 5037, Class QC, 2.00%, 11/25/2050	72,872	48,600
Series 5053, Class KC, 1.00%, 12/25/2050	2,303,038	1,644,530
Series 5058, Class LW, 1.25%, 01/25/2051	96,630	47,722
Series 5058, Class PM, 0.75%, 12/25/2050	1,899,434	1,395,486
Series 5060, Class DP, 1.00%, 11/25/2050	3,246,202	2,454,678
Series 5060, Class EP, 1.00%, 12/25/2050	2,854,603	2,159,830
Series 5062, Class PA, 1.25%, 01/25/2051	1,556,488	1,185,265
Series 5068, Class AB, 1.00%, 11/25/2050	1,090,024	835,209
Series 5068, Class GE, 1.00%, 11/25/2050(c)	377,176	278,638
Series 5071, Class GP, 2.00%, 02/25/2051	382,705	321,766
Series 5078, Class GJ, 0.75%, 02/25/2051	565,872	420,720
Series 5081, Class DC, 1.00%, 03/25/2051	1,103,112	803,928
Series 5085, Class LC, 0.75%, 03/25/2051	216,730	154,874
Series 5101, Class CE, 1.00%, 02/25/2051	1,264,369	931,395
Series 5131, Class TG, 1.00%, 04/25/2049	91,240	75,057
Series 5132, Class PA, 1.00%, 08/25/2051	1,285,771	1,043,010

	Par	Value
Series 5151, Class GC, 1.50%, 10/25/2051	$ 83,631	$ 35,912
Series 5151, Class WN, 2.00%, 10/25/2050	88,643	71,655
Series 5153, Class PA, 1.00%, 10/25/2051	568,292	464,602
Series 5315, Class OQ, 0.00%, 01/25/2055(i)	427,584	356,606
Series 5328, Class JY, 0.25%, 09/25/2050	700,885	483,488
Series 5338, Class FH, 5.76% (30 day avg SOFR US + 0.41%), 04/15/2045	602,391	592,878
Series T-42, Class A5, 7.50%, 02/25/2042	129,977	139,469
Series T-76, Class 2A, 2.36%, 10/25/2037(d)	261,054	235,887
Federal National Mortgage Association
Series 2002-26, Class A3, 5.09%, 06/25/2041(d)	630,095	631,140
Series 2002-30, Class FB, 6.39% (30 day avg SOFR US + 1.11%), 08/25/2031	60,163	60,643
Series 2002-8, Class FE, 6.14% (30 day avg SOFR US + 0.86%), 03/25/2032	37,767	37,932
Series 2002-9, Class FB, 6.14% (30 day avg SOFR US + 0.86%), 03/25/2032	38,486	37,649
Series 2003-25, Class KP, 5.00%, 04/25/2033	6,376	6,366
Series 2003-44, Class FI, 6.14% (30 day avg SOFR US + 0.86%), 06/25/2033	39,471	38,600
Series 2003-7, Class FA, 6.14% (30 day avg SOFR US + 0.86%), 02/25/2033	58,675	58,949
Series 2004-25, Class FA, 5.79% (30 day avg SOFR US + 0.51%), 04/25/2034	22,735	22,646
Series 2004-37, Class FB, 5.77% (30 day avg SOFR US + 0.23%), 06/25/2034	104,966	103,002
Series 2004-38, Class FK, 5.74% (30 day avg SOFR US + 0.46%), 05/25/2034	149,952	149,090
Series 2005-45, Class XA, 5.73% (30 day avg SOFR US + 0.45%), 06/25/2035	269,613	267,610
Series 2005-56, Class F, 5.68% (30 day avg SOFR US + 0.40%), 07/25/2035	74,968	74,256
Series 2005-66, Class FB, 5.69% (30 day avg SOFR US + 0.41%), 07/25/2035	1,386,810	1,373,679
Series 2005-66, Class FD, 5.69% (30 day avg SOFR US + 0.41%), 07/25/2035	93,087	92,123

The accompanying notes are an integral part of these financial statements.

25

Regan Total Return Income Fund
Schedule of Investments
September 30, 2024(Continued)

	Par	Value
AGENCY MORTGAGE-BACKED SECURITIES - (Continued)
Series 2005-82, Class FY, 5.66% (30 day avg SOFR US + 0.38%), 09/25/2035	$ 310,334	$ 307,896
Series 2005-87, Class FB, 5.89% (30 day avg SOFR US + 0.61%), 10/25/2035	2,902,356	2,893,864
Series 2006-101, Class FD, 5.50% (30 day avg SOFR US + 0.41%), 07/25/2036	56,981	56,190
Series 2006-126, Class CF, 5.69% (30 day avg SOFR US + 0.41%), 01/25/2037	73,616	72,789
Series 2006-20, Class GF, 5.74% (30 day avg SOFR US + 0.46%), 04/25/2036	112,550	111,577
Series 2006-23, Class BD, 1.00%, 04/25/2036	394,946	344,969
Series 2006-56, Class FC, 5.68% (30 day avg SOFR US + 0.40%), 07/25/2036	55,395	54,961
Series 2006-62, Class FP, 5.64% (30 day avg SOFR US + 0.36%), 07/25/2036	382,900	378,914
Series 2006-72, Class TE, 5.69% (30 day avg SOFR US + 0.41%), 08/25/2036	71,694	70,888
Series 2007-117, Class MF, 6.09% (30 day avg SOFR US + 0.81%), 01/25/2038	98,668	99,027
Series 2007-65, Class KF, 5.77% (30 day avg SOFR US + 0.49%), 07/25/2037 (c)	26,291	24,960
Series 2007-85, Class FG, 5.89% (30 day avg SOFR US + 0.61%), 09/25/2037	130,765	127,632
Series 2007-91, Class JF, 5.99% (30 day avg SOFR US + 0.71%), 10/25/2037	214,197	214,099
Series 2007-96, Class AF, 6.11% (30 day avg SOFR US + 0.83%), 06/25/2037	108,960	109,414
Series 2008-11, Class PO, 0.00%, 03/25/2038(i)	201,215	170,403
Series 2009-106, Class FA, 6.14% (30 day avg SOFR US + 0.86%), 01/25/2040	436,361	438,642
Series 2009-46, Class FA, 6.09% (30 day avg SOFR US + 0.81%), 06/25/2039	311,968	309,413
Series 2009-46, Class FC, 6.09% (30 day avg SOFR US + 0.81%), 06/25/2039	291,605	289,475
Series 2009-72, Class JF, 6.14% (30 day avg SOFR US + 0.86%), 09/25/2039	301,298	299,203

	Par	Value
Series 2010-107, Class PF, 5.76% (30 day avg SOFR US + 0.48%), 06/25/2040	$ 2,302,442	$ 2,291,014
Series 2010-111, Class AF, 5.79% (30 day avg SOFR US + 0.51%), 10/25/2040	2,567,108	2,553,069
Series 2010-111, Class FC, 5.91% (30 day avg SOFR US + 0.63%), 10/25/2040	1,850,681	1,842,933
Series 2010-123, Class FK, 5.84% (30 day avg SOFR US + 0.56%), 11/25/2040	55,808	55,354
Series 2010-135, Class AF, 5.94% (30 day avg SOFR US + 0.66%), 12/25/2040	160,555	159,861
Series 2010-141, Class FB, 5.86% (30 day avg SOFR US + 0.58%), 12/25/2040	384,945	382,554
Series 2010-41, Class OP, 0.00%, 05/25/2040(i)	1,190,161	1,026,919
Series 2010-61, Class PO, 0.00%, 03/25/2040(c)(i)	121,352	92,227
Series 2010-95, Class FA, 5.79% (30 day avg SOFR US + 0.51%), 07/25/2040	42,664	42,394
Series 2011-118, Class CF, 5.89% (30 day avg SOFR US + 0.61%), 10/25/2039	41,028	40,937
Series 2011-126, Class WA, 2.50%, 12/25/2041	173,975	144,543
Series 2011-130, Class KO, 0.00%, 12/25/2041(i)	117,338	93,880
Series 2011-40, Class SB, 0.00% (-3 x 30 day avg SOFR US + 9.91%), 11/25/2040(e)	42,394	34,317
Series 2011-41, Class FK, 5.81% (30 day avg SOFR US + 0.53%), 05/25/2041	219,096	217,428
Series 2011-63, Class FA, 5.97% (30 day avg SOFR US + 0.69%), 07/25/2041	270,362	269,871
Series 2011-85, Class KF, 5.94% (30 day avg SOFR US + 0.66%), 09/25/2041	243,420	242,425
Series 2011-96, Class PF, 5.89% (30 day avg SOFR US + 0.61%), 10/25/2041	1,509,377	1,499,220
Series 2012-100, Class LB, 2.50%, 09/25/2042	50,000	43,197
Series 2012-103, Class NF, 5.79% (30 day avg SOFR US + 0.51%), 09/25/2042	223,509	221,287
Series 2012-120, Class QB, 2.50%, 08/25/2042	50,000	41,594
Series 2012-146, Class QA, 1.00%, 01/25/2043	68,455	58,654
Series 2012-15, Class KB, 3.50%, 03/25/2042	70,000	64,019

The accompanying notes are an integral part of these financial statements.

26

Regan Total Return Income Fund
Schedule of Investments
September 30, 2024(Continued)

	Par	Value
AGENCY MORTGAGE-BACKED SECURITIES - (Continued)
Series 2012-39, Class FK, 5.89% (30 day avg SOFR US + 0.61%), 04/25/2042	$ 581,098	$ 577,471
Series 2012-40, Class LX, 0.00% (-2 x 30 day avg SOFR US + 6.69%), 04/25/2042(e)	203,214	140,270
Series 2012-47, Class JF, 5.89% (30 day avg SOFR US + 0.61%), 05/25/2042	185,119	184,046
Series 2012-6, Class F, 5.89% (30 day avg SOFR US + 0.61%), 02/25/2042	768,987	764,227
Series 2012-70, Class FA, 5.84% (30 day avg SOFR US + 0.56%), 07/25/2042	760,876	754,693
Series 2012-79, Class FM, 5.84% (30 day avg SOFR US + 0.56%), 07/25/2042	88,342	87,579
Series 2012-80, Class FM, 5.89% (30 day avg SOFR US + 0.61%), 08/25/2042	161,560	160,521
Series 2012-80, Class NA, 2.75%, 06/25/2042	193,228	177,535
Series 2012-90, Class ZJ, 1.50%, 03/25/2042	258,030	235,699
Series 2013-130, Class FN, 5.74% (30 day avg SOFR US + 0.46%), 10/25/2042	145,619	144,023
Series 2013-2, Class AZ, 2.00%, 02/25/2043	150,268	124,253
Series 2013-26, Class SJ, 0.00% (-1 x 30 day avg SOFR US + 5.32%), 04/25/2033(e)	667,145	585,555
Series 2013-31, Class PY, 2.50%, 02/25/2043	96,155	81,565
Series 2013-58, Class FY, 5.64% (30 day avg SOFR US + 0.36%), 02/25/2043	973,555	958,842
Series 2013-68, Class NA, 1.00%, 03/25/2042(c)	48,074	37,198
Series 2013-83, Class US, 0.00% (-1 x 30 day avg SOFR US + 4.89%), 08/25/2043(e)	160,197	116,985
Series 2014-38, Class F, 5.79% (30 day avg SOFR US + 0.51%), 07/25/2044	5,042,667	4,989,197
Series 2014-63, Class FL, 5.79% (30 day avg SOFR US + 0.51%), 10/25/2044	1,269,164	1,255,525
Series 2014-78, Class OK, 0.00%, 07/25/2043(i)	1,382,021	799,971
Series 2015-27, Class HA, 3.00%, 03/25/2044	24,109	23,407
Series 2015-31, Class FE, 5.69% (30 day avg SOFR US + 0.41%), 05/25/2045	5,629,560	5,546,040

	Par	Value
Series 2015-32, Class FA, 5.69% (30 day avg SOFR US + 0.41%), 05/25/2045	$ 226,828	$ 223,041
Series 2015-48, Class FB, 5.69% (30 day avg SOFR US + 0.41%), 07/25/2045	275,250	270,770
Series 2016-106, Class EF, 5.89% (30 day avg SOFR US + 0.61%), 01/25/2047	5,684,438	5,641,871
Series 2016-50, Class PC, 2.00%, 08/25/2046	664,449	551,898
Series 2017-39, Class FT, 5.79% (30 day avg SOFR US + 0.51%), 05/25/2047	2,175,860	2,147,663
Series 2018-11, Class KA, 3.00%, 03/25/2048	1,017,899	911,580
Series 2018-22, Class FJ, 5.69% (30 day avg SOFR US + 0.41%), 04/25/2048	147,323	144,147
Series 2018-32, Class FC, 5.69% (30 day avg SOFR US + 0.41%), 05/25/2048	2,689,097	2,633,983
Series 2018-35, Class FA, 5.69% (30 day avg SOFR US + 0.41%), 05/25/2048	2,087,554	2,044,927
Series 2018-39, Class FG, 5.64% (30 day avg SOFR US + 0.36%), 11/25/2033	857,797	848,465
Series 2018-45, Class FT, 5.69% (30 day avg SOFR US + 0.41%), 06/25/2048	875,139	857,495
Series 2018-76, Class FN, 5.74% (30 day avg SOFR US + 0.46%), 10/25/2048	3,986,754	3,917,594
Series 2018-94, Class FA, 5.79% (30 day avg SOFR US + 0.51%), 01/25/2049	627,914	617,719
Series 2019-1, Class NF, 5.84% (30 day avg SOFR US + 0.56%), 02/25/2049	2,233,960	2,203,932
Series 2019-12, Class FB, 5.84% (30 day avg SOFR US + 0.56%), 04/25/2049	249,136	246,143
Series 2019-20, Class ND, 2.50%, 05/25/2049	319,634	270,899
Series 2019-20, Class NE, 2.75%, 05/25/2049	407,534	362,634
Series 2019-24, Class NJ, 2.50%, 05/25/2049	1,157,065	1,008,490
Series 2019-34, Class KP, 2.50%, 07/25/2049	62,555	53,278
Series 2019-41, Class GF, 5.89% (30 day avg SOFR US + 0.61%), 03/25/2053	6,317,109	6,299,892
Series 2019-43, Class FC, 5.79% (30 day avg SOFR US + 0.51%), 08/25/2049	268,735	265,590

The accompanying notes are an integral part of these financial statements.

27

Regan Total Return Income Fund
Schedule of Investments
September 30, 2024(Continued)

	Par	Value
AGENCY MORTGAGE-BACKED SECURITIES - (Continued)
Series 2019-48, Class ML, 3.00%, 09/25/2049	$ 75,990	$ 54,686
Series 2019-61, Class AF, 5.89% (30 day avg SOFR US + 0.61%), 11/25/2049	9,812,637	9,698,841
Series 2019-8, Class FA, 5.84% (30 day avg SOFR US + 0.56%), 03/25/2049	821,316	814,104
Series 2019-81, Class FJ, 5.89% (30 day avg SOFR US + 0.61%), 01/25/2050	2,337,829	2,307,378
Series 2020-10, Class FA, 5.89% (30 day avg SOFR US + 0.61%), 03/25/2050	5,715,577	5,644,021
Series 2020-48, Class DA, 2.00%, 07/25/2050	691,957	592,434
Series 2020-49, Class GA, 1.50%, 02/25/2049	384,656	316,423
Series 2020-70, Class JC, 1.25%, 10/25/2050	6,844,767	5,144,827
Series 2020-71, Class KU, 1.00%, 10/25/2050	95,471	52,976
Series 2020-75, Class ND, 1.25%, 10/25/2050	2,171,138	1,611,283
Series 2020-75, Class PB, 1.00%, 11/25/2050	3,745,567	2,939,400
Series 2020-78, Class CA, 2.00%, 10/25/2044(c)	32,011	26,629
Series 2020-80, Class MA, 1.00%, 11/25/2050	3,382,068	2,457,941
Series 2020-81, Class PB, 1.00%, 03/25/2050	2,287,521	1,776,835
Series 2020-81, Class PC, 1.25%, 03/25/2050	1,525,014	1,206,443
Series 2020-92, Class PH, 1.00%, 02/25/2050	3,420,554	2,569,780
Series 2020-94, Class GJ, 2.50%, 01/25/2051	181,734	165,931
Series 2020-96, Class NW, 1.00%, 01/25/2051	537,411	406,333
Series 2021-15, Class HD, 1.00%, 04/25/2051	2,115,438	1,535,624
Series 2021-2, Class HB, 1.00%, 02/25/2051	706,488	535,141
Series 2021-56, Class HE, 1.25%, 09/25/2051	517,539	437,288
Series 2021-66, Class HB, 2.00%, 10/25/2051	93,732	85,616
Series 2021-72, Class JC, 1.25%, 05/25/2051	823,890	695,333
Series 2021-87, Class QA, 2.00%, 12/25/2051	49,322	31,784
Series 2021-87, Class QC, 2.00%, 12/25/2051	269,711	172,620
Series 2021-87, Class WM, 2.00%, 12/25/2051	61,000	37,006

	Par	Value
Series 2021-94, Class KU, 2.00%, 12/25/2051	$ 97,534	$ 60,763
Series 2022-17, Class YE, 3.50%, 04/25/2052	69,000	62,478
Series 2022-66, Class CA, 4.50%, 10/25/2052	43,371	41,801
Series 2023-36, Class AO, 0.00%, 08/25/2050(i)	259,298	190,156
Series 2023-53, Class FB, 5.69% (30 day avg SOFR US + 0.41%), 10/25/2039	9,407,770	9,295,183
Series 328, Class 1, 0.00%, 12/25/2032 (i)	696,575	614,303
Series 380, Class F5, 5.79% (30 day avg SOFR US + 0.51%), 07/25/2037	49,065	48,668
Freddie Mac Whole Loan Securities Trust, Series 2017-SC02, Class 2A, 3.50%, 05/25/2047	23,330	21,035
Government National Mortgage Association
Series 2004-63, Class FL, 5.56% (1 mo. Term SOFR + 0.46%), 08/16/2034	41,057	40,903
Series 2005-48, Class AF, 5.28% (1 mo. Term SOFR + 0.31%), 06/20/2035	168,504	166,365
Series 2006-65, Class FA, 5.28% (1 mo. Term SOFR + 0.31%), 11/20/2036	902,729	902,574
Series 2007-26, Class FD, 5.41% (1 mo. Term SOFR + 0.31%), 05/16/2037	2,033,921	2,025,029
Series 2007-51, Class FN, 5.50% (1 mo. Term SOFR + 0.53%), 08/20/2037	1,483,132	1,481,797
Series 2007-72, Class HF, 5.52% (1 mo. Term SOFR + 0.55%), 11/20/2037	165,358	159,583
Series 2007-78, Class FA, 5.68% (1 mo. Term SOFR + 0.58%), 12/16/2037	1,567,480	1,565,327
Series 2008-11, Class FB, 5.68% (1 mo. Term SOFR + 0.71%), 02/20/2038	104,776	104,873
Series 2009-100, Class FG, 5.84% (1 mo. Term SOFR + 0.74%), 11/16/2039	2,087,148	2,091,368
Series 2009-14, Class FA, 6.00% (1 mo. Term SOFR + 1.03%), 03/20/2039	839,573	846,769
Series 2009-57, Class DF, 6.42% (1 mo. Term SOFR + 1.21%), 06/16/2039	149,516	149,497
Series 2009-92, Class FJ, 5.89% (1 mo. Term SOFR + 0.79%), 10/16/2039	106,622	106,984
Series 2010-147, Class PG, 3.50%, 05/20/2040	36,125	35,669

The accompanying notes are an integral part of these financial statements.

28

Regan Total Return Income Fund
Schedule of Investments
September 30, 2024(Continued)

	Par	Value
AGENCY MORTGAGE-BACKED SECURITIES - (Continued)
Series 2011-151, Class DL, 3.00%, 06/16/2041	$ 78,500	$ 71,872
Series 2011-151, Class FJ, 5.43% (1 mo. Term SOFR + 0.46%), 11/20/2041	460,323	455,906
Series 2011-7, Class LS, 0.00% (-2 x 1 mo. Term SOFR + 9.65%), 12/20/2040(e)	1,054,771	967,923
Series 2011-75, Class PO, 0.00%, 05/20/2041(i)	186,171	161,774
Series 2012-106, Class QD, 1.50%, 07/20/2042	40,381	35,674
Series 2012-21, Class QF, 5.43% (1 mo. Term SOFR + 0.46%), 02/20/2042	960,723	953,705
Series 2012-40, Class PW, 4.00%, 01/20/2042	133,656	131,289
Series 2012-97, Class JF, 5.46% (1 mo. Term SOFR + 0.36%), 08/16/2042	29,326	29,194
Series 2013-169, Class EZ, 3.25%, 11/16/2043(f)	78,174	70,239
Series 2013-72, Class DA, 2.04%, 11/16/2047	130,000	96,085
Series 2014-2, Class BK, 0.00%, 04/16/2040(i)	214,304	168,025
Series 2014-21, Class DA, 2.00%, 04/16/2026	2,895	2,888
Series 2014-41, Class ST, 0.00% (-3 x 1 mo. Term SOFR + 11.16%), 11/20/2042(e)	126,570	113,934
Series 2014-57, Class NP, 3.00%, 02/20/2044	44,348	40,236
Series 2014-94, Class CA, 1.75%, 01/20/2044	52,666	45,693
Series 2015-159, Class DW, 0.00% (-3 x 1 mo. Term SOFR + 7.79%), 08/20/2045(c)(e)	80,670	43,108
Series 2015-53, Class KC, 3.00%, 04/16/2045	58,515	45,301
Series 2017-133, Class FB, 5.46% (1 mo. Term SOFR + 0.36%), 09/16/2047	2,478,224	2,436,839
Series 2017-39, Class BD, 2.50%, 06/20/2045	167,304	162,243
Series 2018-138, Class FB, 5.38% (1 mo. Term SOFR + 0.41%), 10/20/2048	2,589,579	2,533,675
Series 2018-14, Class FB, 5.33% (1 mo. Term SOFR + 0.36%), 01/20/2048	3,102,774	3,051,400
Series 2018-168, Class KF, 5.43% (1 mo. Term SOFR + 0.46%), 12/20/2048	3,236,014	3,179,189
Series 2019-23, Class FT, 5.53% (1 mo. Term SOFR + 0.56%), 02/20/2049	1,675,987	1,654,048

	Par	Value
Series 2019-33, Class F, 5.53% (1 mo. Term SOFR + 0.56%), 03/20/2049	$ 65,209	$ 64,385
Series 2019-43, Class SQ, 0.97% (-1 x 1 mo. Term SOFR + 5.94%), 04/20/2049(e)(g)	2,512,848	197,138
Series 2019-5, Class BO, 0.00%, 12/20/2039(i)	136,852	105,013
Series 2019-86, Class FE, 5.48% (1 mo. Term SOFR + 0.51%), 07/20/2049	2,063,590	2,044,640
Series 2019-89, Class FH, 5.48% (1 mo. Term SOFR + 0.51%), 07/20/2049	7,362,464	7,234,980
Series 2019-90, Class AF, 5.48% (1 mo. Term SOFR + 0.51%), 07/20/2049	433,983	425,772
Series 2020-134, Class AP, 1.00%, 09/20/2050	2,562,130	2,096,964
Series 2020-134, Class AQ, 1.00%, 09/20/2050	3,202,662	2,621,205
Series 2020-134, Class XJ, 1.00%, 09/20/2050	199,999	91,299
Series 2020-149, Class BP, 1.00%, 10/20/2050	2,333,567	1,801,819
Series 2020-149, Class JT, 1.00%, 10/20/2050	3,523,929	2,806,269
Series 2020-149, Class UY, 2.00%, 10/20/2050	151,103	89,804
Series 2020-160, Class KQ, 1.50%, 10/20/2050	47,692	30,024
Series 2020-165, Class UC, 1.25%, 11/20/2050	668,067	512,942
Series 2020-183, Class HX, 1.00%, 12/20/2049	48,000	24,956
Series 2020-191, Class PC, 1.00%, 12/20/2050	3,830,393	2,989,332
Series 2021-139, Class QO, 0.00%, 09/20/2049(i)	881,942	393,394
Series 2021-66, Class DU, 2.00%, 04/20/2051	40,732	25,076
Series 2021-98, Class IY, 3.00%, 06/20/2051(g)	139,048	17,689
Series 2022-24, Class UA, 2.50%, 02/20/2052	76,892	60,825
Series 2022-45, Class JD, 2.00%, 08/20/2051	137,151	123,824
Series 2023-101, Class KO, 0.00%, 01/20/2051(i)	954,973	653,254
Series 2023-66, Class OQ, 0.00%, 07/20/2052(i)	650,317	523,439
Series 2024-62, Class MI, 6.00%, 04/20/2054(g)	818,382	161,603
TOTAL AGENCY MORTGAGE-BACKED SECURITIES (Cost $266,563,594)		272,089,530

The accompanying notes are an integral part of these financial statements.

29

Regan Total Return Income Fund
Schedule of Investments
September 30, 2024(Continued)

	Par	Value
MORTGAGE SECURED NOTES - 0.0%(j)
Korth Direct Mortgage, Inc., Series 2021 B, 12.50%, 01/25/2027(a)(c)	$ 800,000	$ 120,000
TOTAL MORTGAGE SECURED NOTES (Cost $800,000)		120,000
U.S. TREASURY SECURITIES - 8.0%
United States Treasury Floating Rate Note
4.79% (3 Month US Treasury Money Market Yield + 0.20%), 01/31/2025	15,000,000	14,996,424
4.72% (3 Month US Treasury Money Market Yield + 0.13%), 07/31/2025	16,000,000	15,987,816
4.84% (3 Month US Treasury Money Market Yield + 0.25%), 01/31/2026	10,000,000	9,999,036
United States Treasury Inflation Indexed Bonds
2.38%, 01/15/2025	5,006,040	4,972,740
0.13%, 04/15/2025	24,354,600	23,919,580
TOTAL U.S. TREASURY SECURITIES
(Cost $70,039,871)		69,875,596
	Shares
SHORT-TERM INVESTMENTS - 8.0%
Money Market Funds - 2.0%
First American Government Obligations Fund - Class X, 4.82%(k)	17,857,365	17,857,365
	Par
U.S. Treasury Bills - 6.0%
5.21%, 10/08/2024(l)	$ 8,000,000	7,992,718
5.07%, 11/21/2024(l)	6,000,000	5,960,639
4.65%, 11/26/2024(l)	20,000,000	19,854,566
5.15%, 11/29/2024(l)	5,000,000	4,961,657
5.05%, 12/17/2024(l)	7,000,000	6,932,978
4.95%, 02/20/2025(l)	7,000,000	6,880,041
		52,582,599
TOTAL SHORT-TERM INVESTMENTS
(Cost $70,417,054)		70,439,964
TOTAL INVESTMENTS - 99.7% (Cost $878,446,617)		$871,511,323
Other Assets in Excess of Liabilities - 0.3%		2,429,485
TOTAL NET ASSETS - 100.0%		$873,940,808

Percentages are stated as a percent of net assets.
CMT - Constant Maturity Treasury Rate
Ent 11th COFI Repl - Enterprise 11th District COFI Replacement Index
LIBOR - London Interbank Offered Rate
PO - Principal Only
SOFR - Secured Overnight Financing Rate
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2024, the value of these securities total $104,015,613 or 11.9% of the Fund’s net assets.

(b)	Step coupon bond. The rate disclosed is as of September 30, 2024.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $12,285,074 or 1.4% of net assets as of September 30, 2024.

(d)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of September 30, 2024.

(e)
Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(f)
DL Custom Z Tranche - This security accrues interest which is added to the outstanding principal balance. The interest payment will be deferred until all other tranches in the structure are paid off. The rate disclosed is as of September 30, 2024.

(g)	Interest only security.
(h)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(i)	Principal only security.
(j)	Represents less than 0.05% of net assets.
(k)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.
(l)	The rate shown is the effective yield as of September 30, 2024.
The accompanying notes are an integral part of these financial statements.

30

Regan Total Return Income Fund
STATEMENT OF ASSETS AND LIABILITIES
September 30, 2024

Assets
Investments, at value (cost $878,446,617)	$871,511,323
Interest Receivable	3,407,625
Receivable for capital shares sold	1,370,495
Receivable for investments sold	303,457
Other assets	16,736
Total assets	876,609,636
Liabilities
Payable for capital shares redeemed	803,473
Payable for investments purchased	470,878
Distribution fees - Investor Class	33,567
Payable to advisor	626,687
Payable for professional fees	31,507
Payable for administration and accounting	210,107
Payable for directors fees	4,225
Payable to custodian	20,960
Payable for transfer agent fees	40,350
Accrued shareholder servicing fees	345,613
Accrued expenses and other liabilities	81,461
Total liabilities	2,668,828
Net Assets	$873,940,808
Components of Net Assets
Paid-in capital	$795,728,522
Total distributable earnings	78,212,286
Net assets	$873,940,808
Institutional Class:
Net assets	$805,986,858
Shares outstanding (unlimited number of shares authorized, no par value)	84,683,457
Net asset value, offering and redemption price per share	$9.52
Investor Class:
Net assets	$67,953,950
Shares outstanding (unlimited number of shares authorized, no par value)	7,083,509
Net asset value, offering and redemption price per share	$9.59

The accompanying notes are an integral part of these financial statements.

31

Regan Total Return Income Fund
Statement of Operations
For the Year Ended September 30, 2024

Investment Income
Interest income	$48,080,317
Expenses
Advisory fees (Note 3)	5,861,593
Administration fees (Note 3)	755,961
Shareholder servicing fees (Note 6)	651,465
Transfer agent fees and expenses (Note 3)	165,236
Registration fees	153,990
Custody fees (Note 3)	114,174
Distribution fees - Investor Class (Note 7)	113,373
Shareholder reporting fees	43,820
Legal fees	29,846
Audit fees	26,315
Trustees’ fees	18,025
Insurance expense	12,826
Compliance fees (Note 3)	11,971
Miscellaneous expenses	8,772
Total Expenses	7,967,367
Plus: Fee recaptured by Advisor (Note 3)	279,285
Net Expenses	8,246,652
Net Investment Income	39,833,665
Realized and Unrealized Gain on Investments
Net realized gain on investments	2,056,397
Change in unrealized appreciation/depreciation on investments	26,598,679
Net realized and unrealized gain on investments	28,598,679
Net increase in Net Assets from Operations	$ 68,488,741

The accompanying notes are an integral part of these financial statements.

32

Regan Total Return Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended September 30,
	2024	2023
Operations
Net investment income	$39,833,665	$34,650,943
Net realized loss on investments	2,056,397	(873,715)
Change in unrealized appreciation/depreciation on investments	26,598,679	(19,698,583)
Net increase in net assets from operations	68,488,741	14,078,645
Distributions to Shareholders
From distributable earnings
Institutional Class	(39,831,749)	(20,432,871)
Investor Class	(2,863,564)	(838,036)
Total distributions to shareholders	(42,695,313)	(21,270,907)
Capital Share Transactions
Proceeds from shares sold
Institutional Class	557,602,426	322,605,635
Investor Class	63,336,460	18,567,822
Proceeds from shares reinvested
Institutional Class	32,735,785	16,579,915
Investor Class	2,715,396	829,710
Cost of shares redeemed
Institutional Class	(212,726,227)	(108,442,506)
Investor Class	(18,279,371)	(5,816,026)
Net increase in net assets from capital share transactions	425,384,469	244,324,550
Total increase in net assets	451,177,897	237,132,288
Net Assets
Beginning of year	422,762,911	185,630,623
End of year	$873,940,808	$422,762,911
Capital Shares Transactions
Institutional Class
Shares sold	59,677,114	34,627,525
Shares reinvested	3,488,634	1,802,548
Shares redeemed	(22,709,236)	(11,651,801)
Net increase in shares outstanding	40,456,512	24,778,272
Investor Class
Shares sold	6,731,133	1,979,048
Shares reinvested	287,006	89,526
Shares redeemed	(1,920,975)	(619,834)
Net increase in shares outstanding	5,097,164	1,448,740

The accompanying notes are an integral part of these financial statements.

33

Regan Total Return Income Fund
Financial Highlights
Institutional Class
For a capital share outstanding throughout each year presented:

	For the Year Ended September 30,
	2024	2023	2022	2021(1)
Net asset value, beginning of year	$9.14	$9.29	$10.27	$10.00
INCOME from Investment Operations:
Net investment income(2)	0.58	0.99	0.74	0.95
Net realized and unrealized gain (loss) on investments	0.38	(0.58)	(0.89)	0.49
Total income from investment operations	0.96	0.41	(0.15)	1.44
Less Distributions:
From net investment income	(0.58)	(0.56)	(0.45)	(0.82)(3)
From net realized gain on investments	—	—	(0.02)	(0.06)
From return of capital	—	—	(0.36)	(0.29)(3)
Total distributions	(0.58)	(0.56)	(0.83)	(1.17)
Net asset value, end of year	$9.52	$9.14	$9.29	$10.27
Total return	10.71%	4.52%	(1.65)%	14.96%
Supplemental Data and Ratios:
Net assets, end of year (in thousands)	$805,987	$404,455	$180,600	$52,283
Ratio of expenses to average net assets
Before fees waived, reimbursed and recouped by the advisor	1.19%	1.27%	1.40%	2.56%
After fees waived, reimbursed and recouped by the advisor	1.24%	1.30%	1.30%	1.28%
Ratio of net investment income to average net assets
After fees waived, reimbursed and recouped by the advisor	6.06%	10.62%	7.61%	9.15%
Portfolio turnover rate(4)	28.96%	22.39%	62.88%	88.09%

(1)	Inception date of the Fund was October 1, 2020.
(2)	Per share amounts have been calculated using the average shares method.
(3)
Amount does not accord to the Fund's annual report dated September 30, 2021 due to revisions to the tax characterization of distributions that were made after the issuance of the annual report. The revisions were the result of the Fund’s election to defer accretion on market discount until disposition.

(4)	Portfolio turnover rate is calculated for the Fund without distinguishing between classes.
The accompanying notes are an integral part of these financial statements.

34

Regan Total Return Income Fund
Financial Highlights
Investor Class
For a capital share outstanding throughout each year presented:

	For the Year Ended September 30,
	2024	2023	2022	2021(1)
Net asset value, beginning of year	$9.22	$9.36	$10.36	$10.00
INCOME from Investment Operations:
Net investment income(2)	0.56	0.99	0.72	1.03
Net realized and unrealized gain (loss) on investments	0.37	(0.59)	(0.90)	0.41
Total income from investment operations	0.93	0.40	(0.18)	1.44
Less Distributions:
From net investment income	(0.56)	(0.54)	(0.44)	(0.75)(3)
From net realized gain on investments	—	—	(0.02)	(0.06)
From return of capital	—	—	(0.36)	(0.27)(3)
Total distributions	(0.56)	(0.54)	(0.82)	(1.08)
Net asset value, end of year	$9.59	$9.22	$9.36	$10.36
Total return	10.27%	4.36%	(1.91)%	14.72%
Supplemental Data and Ratios:
Net assets, end of year (in thousands)	$67,954	$18,308	$5,031	$816
Ratio of expenses to average net assets
Before fees waived, reimbursed and recouped by the advisor	1.44%	1.52%	1.67%	5.23%
After fees waived, reimbursed and recouped by the advisor	1.48%	1.55%	1.54%	1.53%
Ratio of net investment income to average net assets
After fees waived, reimbursed and recouped by the advisor	5.89%	10.54%	7.36%	9.89%
Portfolio turnover rate(4)	28.96%	22.39%	62.88%	88.09%

(1)	Inception date of the Fund was October 1, 2020.
(2)	Per share amounts have been calculated using the average shares method.
(3)
Amount does not accord to the Fund's annual report dated September 30, 2021 due to revisions to the tax characterization of distributions that were made after the issuance of the annual report. The revisions were the result of the Fund’s election to defer accretion on market discount until disposition.

(4)	Portfolio turnover rate is calculated for the Fund without distinguishing between classes.
The accompanying notes are an integral part of these financial statements.

35

Regan Total Return Income Fund
Notes to Financial Statements
September 30, 2024
NOTE 1 – ORGANIZATION
Regan Total Return Income Fund (the “Fund”) is a diversified series of Advisor Managed Portfolios (the “Trust”). The Trust, a Delaware Statutory Trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company. Regan Capital LLC (the “Advisor”) serves as the investment manager to the Fund. The inception date of the Fund was October 1, 2020. The investment objective of the Fund is to provide a high level of risk-adjusted current income and capital appreciation.
The Fund is the successor to the Regan Total Return Income Fund (the "Predecessor Fund"), a series of Trust for Advised Portfolios. The Predecessor Fund reorganized into the Fund on January 19, 2024 (the “AMP Reorganization").
•	The AMP Reorganization was accomplished by a tax-free exchange of shares of the Fund for shares of the Predecessor Fund of equivalent aggregate net asset value.
•
Fees and expenses incurred to affect the AMP Reorganization were borne by the Trust’s Administrator. The management fee of the Fund does not exceed the management fee of the Predecessor fund. The AMP Reorganization did not result in a material change to the Fund’s investment portfolio and there are no material differences in accounting policies of the Fund and the Predecessor fund.

•	The Fund adopted the performance history of the Predecessor Fund.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The presentation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the period. Actual results may differ from those estimates.
A.
Securities Valuation. Portfolio securities are valued using current market values or official closing prices, if available. When reliable market quotations are not readily available or a pricing service does not provide a valuation (or provides a valuation that in the judgment of the Adviser does not represent the security’s fair value) or when, in the judgment of the Adviser, events have rendered the market value unreliable, a security is fair valued in good faith by the Adviser under procedures approved by the Board. Valuing securities at fair value is intended to ensure that the Fund is accurately priced and involves reliance on judgment. There can be no assurance that the Fund will obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV per share.

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). The inputs or methodology used in determining the value of each Fund’s investments are not necessarily an indication of the risk associated with investing in those securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad categories as defined below:
Level 1 −
Quoted prices in active markets for identical securities. An active market for a security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.
Level 2 −
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

36

Regan Total Return Income Fund
Notes to Financial Statements
September 30, 2024(Continued)
Level 3 −
Significant unobservable inputs, including the Fund’s own assumptions in determining fair value of investments.
Equity securities that are traded on a national securities exchange are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.
Short-term investments classified as money market instruments are valued at NAV. These investments are categorized as Level 1 of the fair value hierarchy.
Debt securities, including corporate, convertible, U.S. government agencies, U.S. treasury obligations, and sovereign issues, are normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risk/spreads and default rates. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.
Mortgage- and asset-backed securities are securities issued as separate tranches, or classes, of securities within each deal. These securities are normally valued by independent pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporate deal collateral performance, as available.
Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Fund’s investments in each category investment type as of September 30, 2024:

Description/Assets	Level 1	Level 2	Level 3	Total
Long-term Investments
Non-Agency Mortgage-Backed Securities	$—	$447,440,294	$11,545,939	$458,986,233
Agency Mortgage-Backed Securities	—	271,470,395	619,135	272,089,530
Mortgage Secured Note	—	—	120,000	120,000
U.S. Treasury Securities	—	69,875,596	—	69,875,596
Total Long-term Investments	—	788,786,285	12,285,074	801,071,359
Short-term Investments	17,857,365	52,582,599	—	70,439,964
Investments, at value	$ 17,857,365	$841,368,884	$12,285,074	$871,511,323

Please refer to the Schedule of Investments for further classification.
U.S. Government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Agency issued debt securities are generally valued in a manner similar to U.S. Government securities. Mortgage pass-throughs include to-be announced (“TBAs”) securities and mortgage pass-through certificates. TBA securities and mortgage pass-throughs are generally valued using dealer quotations.
The independent pricing service does not distinguish between smaller-sized bond positions, known as “odd lots”, and larger institutional-sized bond positions, known as “round lots”. The Adviser reviews pricing from the independent pricing service relative to odd lot acquisitions. If the vendor price is more than 3% greater than the acquisition price of the odd lot, cost is initially used to value the position. The Adviser monitors

37

Regan Total Return Income Fund
Notes to Financial Statements
September 30, 2024(Continued)
market levels and the vendor pricing daily, and will employ the vendor’s price when the Adviser believes it represents fair value, or if additional purchases of a security result in a round lot position. The Adviser also monitors current market levels for odd lot positions and updates fair valuations if material differences are observed.
Odd lot securities valued at cost are classified as level 2 when acquired within 30 days of the reporting date; odd lot positions acquired more than 30 days prior to the reporting date and valued at cost are classified as level 3.
Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Non-Agency Mortgage-Backed Securities(1)	Mortgage Secured Note	Agency Mortgage-Backed Securities
Balance at September 30, 2023	$5,812,469	$780,000	$408,058
Purchased	12,577,598	—	983,956
Accrued discounts/premiums	750,575	—	15,637
Sale/paydown proceeds	(2,098,454)	—	(518,060)
Realized gain (loss)	417,876	—	20,575
Change in unrealized appreciation (depreciation)	(655,594)	(660,000)	(15,976)
Transfers from Level 3(2)	(5,258,531)	—	(275,055)
Balance at September 30, 2024	$11,545,939	$120,000	$619,135

(1)
Security classifications were updated. Any securities previously classified as Asset Backed Securities and Non-Agency Mortgage Backed Securities are now included in Non-Agency Mortgage-Backed Securities.

(2)
Transfers from Level 3 to Level 2 relate to securities that began the period valued at cost, but became valued by a third party pricing service during the period. The Advisor believes that the value from the pricing service represents the fair value of each security for which the transfer occurred.

The change in unrealized appreciation/(depreciation) for Level 3 securities still held at September 30, 2024 was $(1,173,308).
The following is a summary of quantitative information about Level 3 valued measurements:

	Value at September 30, 2024	Valuation Technique(s)
Agency Mortgage-Backed Securities	$619,135	Acquisition Cost
Mortgage Secured Note	$120,000	Expected Cashflows*
Non-Agency Mortgage-Backed Securities	$11,545,939	Acquisition Cost

*
The Advisor has valued the Mortgage Secured Note by reviewing values of comparable properties and estimating cashflows based on current and normalized occupancy levels. The Advisor modeled projected income expectations based on the comparables in the area and expected rental income. A significant increase or decrease in the modeled revenues would have a corresponding effect on the value of the Note.

The Fund invests in distressed debt securities, which are securities that are priced below $50. In accordance with GAAP, the ultimate realizable value and potential for early retirement of securities is considered when determining the yield. If current values of debt securities decline significantly from the issue price, computed yields may be higher than rates expected to be ultimately realized. To avoid unsound yield information being presented in the Fund’s financial statements, consideration is given to capping yields of individual securities at a reasonable level. The Fund’s Adviser performs a periodic assessment of the yields for these distressed securities and adjustments are made to the income and cost of these securities on the Fund’s financial statements.
B.
Security Transactions, Investment Income and Distributions. The Fund records security transactions based on trade date. Realized gains and losses on sales of securities are calculated by comparing the original cost of the specifically identified security lot sold with the net sales proceeds. Dividend income is recognized on the

38

Regan Total Return Income Fund
Notes to Financial Statements
September 30, 2024(Continued)
ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums are amortized over the lives of the respective securities using the effective yield method. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.
C.
Stripped securities. The Fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the Fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

D.
Distributions to Shareholders. Distributions from net investment income, if any, are declared at least quarterly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations. The Fund may periodically make reclassifications among certain income and capital gains distributions determined in accordance with federal tax regulations, which may differ from U.S. GAAP. These reclassifications are due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

E.
Federal Income Taxes. The Fund has elected to be taxed as a Regulated Investment Company (“RIC”) under the U.S. Internal Revenue Code of 1986, as amended, and intends to maintain this qualification and to distribute substantially all of its net taxable income to its shareholders. Therefore, no provision is made for federal income taxes. Due to the timing of dividend distributions (if any) and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Management of the Fund is required to analyze all open tax years, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the year ended September 30, 2024, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as interest expense and other expense for penalties in the statement of operations. During the period, the Fund did not incur any interest or tax penalties. Generally, tax authorities can examine tax returns filed for the preceding three years.  The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
NOTE 3 – INVESTMENT MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS
The Trust entered into an agreement for the Adviser to furnish investment advisory services to the Fund. Under the terms of this agreement, the Fund will pay the Adviser a monthly fee based on the Fund’s average daily net assets at the annual rate of 0.89%.
The Advisor has contractually agreed to waive its management fee and/or reimburse the Fund’s operating expenses (other than shareholder servicing fees, front-end or contingent deferred loads, taxes, interest expense, brokerage commissions, acquired fund fees and expenses, portfolio transaction expenses, dividends paid on short sales, extraordinary expenses, Rule 12b-1 fees, or intermediary servicing fees) for each class so that annual operating expenses will not exceed 1.20% ( the “Expense Cap”). The Expense Cap will remain in effect through at least January 31, 2025 and may be terminated only by the Trust Board of Trustees. The Advisor may request recoupment from the Fund of previously waived fees and paid expenses for three years from the date such fees and expenses were waived or paid, provided that such recoupment does not cause the Fund’s expense ratio (after the recoupment is taken into account) to exceed the lower of (1) the Expense Cap in place at the time such amounts were waived or paid and (2) the Fund’s Expense Cap at the time of recoupment. The Advisor has recaptured $279,285 of previously waived expenses during the year ended September 30, 2024.

39

Regan Total Return Income Fund
Notes to Financial Statements
September 30, 2024(Continued)
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s administrator, fund accountant and transfer agent; and provides compliance services to the Fund. The officers of the Trust are employees of Fund Services. U.S. Bank serves as the Fund’s custodian. Quasar Distributors, LLC (“Quasar” or the “Distributor”) acts as the Fund’s distributor and principal underwriter. For the year ended September 30, 2024, the Fund incurred the following expenses for administration and fund accounting, compliance, custody and transfer agency fees:

Administration and Fund Accounting	$755,961
Compliance Service	11,971
Custody	114,174
Transfer Agency	165,236

At September 30, 2024, the Fund had payables due to Fund Services for administration and fund accounting, compliance, custody and transfer agency fees to U.S. Bank in the following amounts:

Administration and Fund Accounting	$210,107
Compliance Services	3,000
Custody	20,960
Transfer Agency	40,350

The above payable amount for Compliance Services is included in Accrued expenses and other liabilities in the Statement of Assets and Liabilities.
The Independent Trustees were paid $18,025 for their services and reimbursement of travel expenses during the year ended September 30, 2024. The Fund pays no compensation to the Interested Trustee or officers of the Trust.
NOTE 4 – INVESTMENT TRANSACTIONS
Purchases and sales of investment securities (excluding short-term investments) for the year ended September 30, 2024, were as follows:

	Non-Government	Government
Purchases	$285,967,849	$289,203,632
Sales	$74,024,334	$88,423,538

NOTE 5 – FEDERAL INCOME TAX INFORMATION
At September 30, 2024, the components of distributable earnings for income tax purposes were as follows:
Regan Total Return Income Fund

Cost of investments	$799,418,682
Gross unrealized appreciation	91,514,463
Gross unrealized depreciation	(19,421,822)
Net unrealized appreciation on investments	72,092,641
Undistributed ordinary income	4,163,592
Undistributed long-term capital gains	1,956,053
Distributable earnings	6,119,645
Total distributable earnings	$78,212,286

The difference between book basis and tax basis unrealized appreciation/(depreciation) is attributable in part to the recognition of accretable yield on deep discounted mortgage back securities and to the deferral of losses on wash sales.

40

Regan Total Return Income Fund
Notes to Financial Statements
September 30, 2024(Continued)
Additionally, U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended September 30, 2024, the following table shows the reclassifications made:

	Total Distributable Earnings	Paid-In Capital
Regan Total Return Income Fund	$34,179,717	$(34,179,717)

The following table summarizes the characteristics of distributions paid during the years ended September 30, 2024 and September 30, 2023:
Regan Total Return Income Fund

	Income	Long Term Capital Gains	Return of Capital	Total Distributions
September 30, 2024	$42,695,313	$ —	$ —	$42,695,313
September 30, 2023	21,270,907	—	—	21,270,907

The Fund also designates as distributions of long term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.
The Fund is required, in order to meet certain excise tax requirements, to measure and distribute annually, net capital gains realized during the twelve month period ending October 31. In connection with this requirement, the Fund is permitted, for tax purposes, to defer into its next fiscal year any net capital losses incurred from November 1 through the end of the fiscal year. Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. As of September 30, 2024, the Fund had no late-year or post-October losses.
At September 30, 2024, the Fund had no capital loss carryforwards, which reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax.
NOTE 6 – SHAREHOLDER SERVICING PLAN
The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate on average daily net assets up to a maximum rate as follows:

Institutional Class	0.10%
Investor Class	0.15%

The Shareholder Servicing Plan authorizes payment of a shareholder servicing fee to the financial intermediaries and other service providers who provide administrative and support services to Fund shareholders.
For the year ended September 30, 2024, class specific Shareholder Servicing fees were as follows:

Institutional Class	$606,675
Investor Class	$44,790

NOTE 7 – DISTRIBUTION PLAN
The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows the Fund to pay distribution fees for the sale and distribution of its Investor Class shares. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets of the Investor Class shares. For the year ended September 30, 2024, distribution fees incurred are disclosed on the Statement of Operations.

41

Regan Total Return Income Fund
Notes to Financial Statements
September 30, 2024(Continued)
For the year ended September 30, 2024, class specific Distribution fees were as follows:

Investor Class	$113,373

NOTE 8 – INDEMNIFICATIONS
In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against each Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.
NOTE 9 – LINE OF CREDIT
The Fund has access to a $35 million secured line of credit through an agreement with U.S. Bank. The Fund may temporarily draw on the line of credit to satisfy redemption requests or to settle investment transactions. Interest is charged to the Fund based on its borrowings at a rate per annum equal to the Prime Rate, to be paid monthly. Loan activity for the year ended September 30, 2024 was as follows:

Maximum Available Credit	$35,000,000
Largest Amount Outstanding on an Individual Day	$2,287,000
Average Daily Loan Outstanding	$1,436,600
Interest Expense – 5 days	$1,696
Loan Outstanding as of September 30, 2024	$—
Average Interest Rate	8.50%

NOTE 10 – SUBSEQUENT EVENTS
In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. The Fund has determined that there were no subsequent events that would need to be disclosed in the Fund’s financial statements.
NOTE 11 – PRINCIPAL RISKS
Below is a summary of some, but not all, of the principal risks of investing in the Fund, each of which may adversely affect the Fund’s net asset value and total return. The Fund’s most recent prospectus provides further descriptions of the Fund’s investment objective, principal investment strategies and principal risks.
Mortgage-Backed Securities Risk. When interest rates increase, the market values of mortgage-backed securities decline. At the same time, however, mortgage refinancings and prepayments slow, which lengthens the effective duration of these securities. As a result, the negative effect of the interest rate increase on the market value of mortgage-backed securities is usually more pronounced than it is for other types of fixed income securities, potentially increasing the volatility of the Fund. Conversely, when market interest rates decline, while the value of mortgage-backed securities may increase, the rate of prepayment of the underlying mortgages also tends to increase, which shortens the effective duration of these securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgage may decline in value and be insufficient, upon foreclosure, to repay the associated loan. Additionally, the liquidity of non-investment grade securities and sub-prime mortgage securities can change dramatically over time.
Asset-Backed Securities Risk (“ABS”). ABS represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables. Certain debt instruments may only pay principal at maturity or may only represent the right to receive payments of principal or payments of interest on underlying pools of mortgages, assets or government securities, but not both. The value of these types of instruments may change more drastically than debt securities that pay both principal and interest. The Fund may obtain a below market yield or incur a loss on such instruments during periods of declining interest rates. Principal only and interest only instruments are subject to extension risk. Certain ABS may provide, upon the occurrence of certain triggering events or defaults, for the investors to become the holders of the underlying assets.

42

Regan Total Return Income Fund
Notes to Financial Statements
September 30, 2024(Continued)
In that case, the Fund may become the holder of securities that it could not otherwise purchase, based on its investment strategies or its investment restrictions and limitations, at a time when such securities may be difficult to dispose of because of adverse market conditions.
Credit Risk. There is a risk that the issuer of a mortgage-backed security may experience unanticipated financial problems causing their securities to decline in value. Changes in the market’s perception of the issuer’s financial strength or in a security’s credit rating, which reflects a third party’s assessment of the credit risk presented by a particular issuer, may affect debt securities’ value. In addition, the Fund is subject to the risk that the issuer of a fixed income security will fail to make timely payments of interest or principal, or may stop making such payments altogether.
Interest Rate Risk. When interest rates increase this may result in a decrease in the value of debt securities held by the Fund. Conversely, as interest rates decrease, mortgage-backed securities’ prices typically do not rise as much as the prices of comparable bonds. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets.
Prepayment Risk. When interest rates fall, certain obligations may be paid off by the obligor earlier than expected by refinancing their mortgages, resulting in prepayment of the mortgage-backed securities held by the Fund. The Fund would then lose any price appreciation above the mortgage’s principal and would have to reinvest the proceeds at lower yields, resulting in a decline in the Fund’s income. Prepayment reduces the yield to maturity and the average life of the security.
NOTE 13 – CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund under 2(a)(9) of the 1940 Act. As of September 30, 2024, Charles Schwab & Co., Inc. held approximately 59%, in aggregate for the benefit of others, of the outstanding shares of the Fund.

43

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of Regan Total Return Income Fund and
Board of Trustees of Advisor Managed Portfolios
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments of Regan Total Return Income Fund (the “Fund”), a series of Advisor Managed Portfolios (formerly Trust for Advised Portfolios), as of September 30, 2024, the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the two years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2024, the results of its operations for the year then ended, and the changes in net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
The Fund’s financial highlights for the years ended September 30, 2022, and prior, were audited by other auditors whose report dated December 2, 2022, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies within the Trust since 2023.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
November 27, 2024

44

REGAN TOTAL RETURN INCOME FUND
ADDITIONAL INFORMATION
September 30, 2024 (Unaudited)
Quarterly Portfolio Schedule
The Fund files its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the Securities and Exchange Commission (SEC) on Part F of Form N-PORT. The Fund’s Form N-PORT is available without charge by visiting the SEC’s Web site at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.
Proxy Voting
You may obtain a description of the Fund’s proxy voting policy and voting records, without charge, upon request by contacting the Fund directly at 1-888-44-REGAN or on the EDGAR Database on the SEC’s website at ww.sec.gov. The Fund files its proxy voting records annually as of June 30, with the SEC on Form N-PX. The Fund’s Form N-PX is available without charge by visiting the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.
Tax Information
For the fiscal period ended September 30, 2024, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Regan Total Return Income Fund .	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal period ended September 30, 2024, was as follows:

Regan Total Return Income Fund.	0.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871 (k)(2)(C) for each Fund were as follows:

Regan Total Return Income Fund.	0.00%

45

Investment Advisor
Regan Capital, LLC
300 Crescent Court, Suite 1760
Dallas, Texas 75201
Distributor
Quasar Distributors, LLC
3 Canal Plaza, Suite 100
Portland, Maine 04101
Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212
Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1835 Market Street, Suite 310
Philadelphia, Pennsylvania 19103
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed Herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advisor Managed Portfolios

By	/s/ Russell B. Simon
Russell B. Simon, President/Principal Executive Officer

Date	12/9/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Russell B. Simon
Russell B. Simon, President/Principal Executive Officer

Date	12/9/2024

By	/s/ Eric T. McCormick
Eric T. McCormick, Treasurer/Principal Financial Officer

Date	12/9/2024